SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 55  (File No. 2-73115)                  [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57  (File No. 811-3218)                                [X]
              ---

AXP Variable Portfolio - Investment Series, Inc.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[X] on Oct. 28, 2005 pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus                                                           (logo)
                                                              RiverSource
                                                                     Investments

RiverSource(SM)
Variable Portfolio Funds


Prospectus Oct. 28, 2005

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Cash Management Fund
RiverSource(SM) Variable Portfolio - Core Bond Fund
RiverSource(SM) Variable Portfolio - Diversified Bond Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund
RiverSource(SM) Variable Portfolio - Global Bond Fund
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - High Yield Bond Fund
RiverSource(SM) Variable Portfolio - Income Opportunities Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - Large Cap Value Fund
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
RiverSource(SM) Variable Portfolio - Select Value Fund
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
RiverSource(SM) Variable Portfolio - Small Cap Value Fund
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

    As of Oct.1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds. In addition to the brand name change, the following funds changed their names:
    AXP Variable Portfolio - Equity Select Fund changed its name to RiverSource Variable Portfolio - Mid Cap Growth Fund, AXP Variable Portfolio - Managed Fund changed its name to RiverSource Variable Portfolio - Balanced Fund, AXP Variable Portfolio - Partners Select Value Fund changed its name to RiverSource Variable Portfolio - Select Value Fund, AXP Variable Portfolio - Partners Small Cap Value Fund changed its name to RiverSource Variable Portfolio - Small Cap Value Fund, AXP Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to RiverSource Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - Threadneedle International Fund changed its name to RiverSource Variable Portfolio - International Opportunity Fund.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.


Not FDIC Insured o May Lose Value o No Bank Guarantee

Table of Contents


The RiverSource Variable Portfolio Funds                                      4p

RiverSource Variable Portfolio - Balanced Fund                                4p
Objective                                                                     4p
Principal Investment Strategies                                               4p
Principal Risks                                                               5p
Past Performance                                                              6p
Management                                                                    7p
Other Securities and Investment Strategies                                    7p

RiverSource Variable Portfolio - Cash Management Fund                         8p
Objective                                                                     8p
Principal Investment Strategies                                               8p
Principal Risks                                                               8p
Past Performance                                                              9p

RiverSource Variable Portfolio - Core Bond Fund                              10p
Objective                                                                    10p
Principal Investment Strategies                                              10p
Principal Risks                                                              10p
Past Performance                                                             11p
Management                                                                   11p
Other Securities and Investment Strategies                                   11p

RiverSource Variable Portfolio - Diversified Bond Fund                       12p
Objective                                                                    12p
Principal Investment Strategies                                              12p
Principal Risks                                                              12p
Past Performance                                                             13p
Management                                                                   14p
Other Securities and Investment Strategies                                   14p

RiverSource Variable Portfolio -
  Diversified Equity Income Fund                                             15p
Objective                                                                    15p
Principal Investment Strategies                                              15p
Principal Risks                                                              15p
Past Performance                                                             16p
Management                                                                   17p
Other Securities and Investment Strategies                                   17p

RiverSource Variable Portfolio - Emerging Markets Fund                       17p
Objective                                                                    17p
Principal Investment Strategies                                              17p
Principal Risks                                                              18p
Past Performance                                                             19p
Management                                                                   20p
Other Securities and Investment Strategies                                   20p

RiverSource Variable Portfolio - Global Bond Fund                            21p
Objective                                                                    21p
Principal Investment Strategies                                              21p
Principal Risks                                                              21p
Past Performance                                                             23p
Management                                                                   24p
Other Securities and Investment Strategies                                   24p

RiverSource Variable Portfolio -
  Global Inflation Protected Securities Fund                                 24p
Objective                                                                    24p
Principal Investment Strategies                                              24p
Principal Risks                                                              25p
Past Performance                                                             26p
Management                                                                   26p
Other Securities and Investment Strategies                                   26p

RiverSource Variable Portfolio - Growth Fund                                 27p
Objective                                                                    27p
Principal Investment Strategies                                              27p
Principal Risks                                                              27p
Past Performance                                                             28p
Management                                                                   28p
Other Securities and Investment Strategies                                   29p

RiverSource Variable Portfolio - High Yield Bond Fund                        29p
Objective                                                                    29p
Principal Investment Strategies                                              29p
Principal Risks                                                              29p
Past Performance                                                             30p
Management                                                                   31p
Other Securities and Investment Strategies                                   31p

RiverSource Variable Portfolio -
  Income Opportunities Fund                                                  32p
Objective                                                                    32p
Principal Investment Strategies                                              32p
Principal Risks                                                              32p
Past Performance                                                             33p
Management                                                                   33p
Other Securities and Investment Strategies                                   33p

RiverSource Variable Portfolio -
  International Opportunity Fund                                             34p
Objective                                                                    34p
Principal Investment Strategies                                              34p
Principal Risks                                                              35p
Past Performance                                                             36p
Management                                                                   37p
Other Securities and Investment Strategies                                   37p

RiverSource Variable Portfolio - Large Cap Equity Fund                       38p
Objective                                                                    38p
Principal Investment Strategies                                              38p
Principal Risks                                                              38p
Past Performance                                                             39p
Management                                                                   40p
Other Securities and Investment Strategies                                   40p

RiverSource Variable Portfolio - Large Cap Value Fund                        40p
Objective                                                                    40p
Principal Investment Strategies                                              40p
Principal Risks                                                              41p
Past Performance                                                             41p
Management                                                                   41p
Other Securities and Investment Strategies                                   41p


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2p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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RiverSource Variable Portfolio - Mid Cap Growth Fund                         42p
Objective                                                                    42p
Principal Investment Strategies                                              42p
Principal Risks                                                              42p
Past Performance                                                             43p
Management                                                                   43p
Other Securities and Investment Strategies                                   44p

RiverSource Variable Portfolio - Mid Cap Value Fund                          44p
Objective                                                                    44p
Principal Investment Strategies                                              44p
Principal Risks                                                              44p
Past Performance                                                             45p
Management                                                                   45p
Other Securities and Investment Strategies                                   45p

RiverSource Variable Portfolio - New Dimensions Fund                         46p
Objective                                                                    46p
Principal Investment Strategies                                              46p
Principal Risks                                                              46p
Past Performance                                                             47p
Management                                                                   48p
Other Securities and Investment Strategies                                   48p

RiverSource Variable Portfolio - S&P 500 Index Fund                          48p
Objective                                                                    48p
Principal Investment Strategies                                              48p
Principal Risks                                                              49p
Past Performance                                                             50p
Management                                                                   50p

RiverSource Variable Portfolio - Select Value Fund                           51p
Objective                                                                    51p
Principal Investment Strategies                                              51p
Principal Risks                                                              51p
Past Performance                                                             52p
Management                                                                   52p
Other Securities and Investment Strategies                                   52p

RiverSource Variable Portfolio -
  Short Duration U.S. Government Fund                                        53p
Objective                                                                    53p
Principal Investment Strategies                                              53p
Principal Risks                                                              53p
Past Performance                                                             54p
Management                                                                   55p
Other Securities and Investment Strategies                                   55p

RiverSource Variable Portfolio -
  Small Cap Advantage Fund                                                   55p
Objective                                                                    55p
Principal Investment Strategies                                              55p
Principal Risks                                                              56p
Past Performance                                                             57p
Management                                                                   58p
Other Securities and Investment Strategies                                   58p

RiverSource Variable Portfolio - Small Cap Value Fund                        59p
Objective                                                                    59p
Principal Investment Strategies                                              59p
Principal Risks                                                              60p
Past Performance                                                             61p
Management                                                                   62p
Other Securities and Investment Strategies                                   64p

RiverSource Variable Portfolio - Strategy Aggressive Fund                    64p
Objective                                                                    64p
Principal Investment Strategies                                              64p
Principal Risks                                                              65p
Past Performance                                                             65p
Management                                                                   66p
Other Securities and Investment Strategies                                   66p

Fees and Expenses                                                            67p

Buying and Selling Shares                                                    69p
Valuing Fund Shares                                                          69p
Purchasing Shares                                                            69p
Transferring/Selling Shares                                                  69p
Market Timing                                                                69p

Distributions and Taxes                                                      70p

Other Information                                                            70p

Financial Highlights                                                         72p


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3p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The RiverSource Variable Portfolio Funds

References to "Fund" throughout this prospectus refer to RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable Portfolio - Core Bond Fund, RiverSource Variable Portfolio - Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Emerging Markets Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio - International Opportunity Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - New Dimensions Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio - Select Value Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund, RiverSource Variable Portfolio - Small Cap Value Fund and RiverSource Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.


A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.


RiverSource Variable Portfolio - Balanced Fund

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses equity investments by:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable or are anticipated to become stable, or whose fundamentals are improving.

o  Identifying stocks that are undervalued:

   o because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   o because one or more of their valuation ratios are low relative to historical levels for the stock,

   o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

   o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

o  The security is overvalued relative to other potential investments.

o  The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

In pursuit of the Fund's goal, the investment manager chooses debt investments by:

o Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

o Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of June 30, 2005 was 4.16 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


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4p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

o The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

o  Whether a security's rating is changed or is vulnerable to a change.

o  Whether a sector or industry is experiencing change.

o  Changes in the interest rate or economic outlook.

o  Whether the investment manager identifies a more attractive opportunity.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Foreign Risk. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


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5p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

                   RiverSource VP - Balanced Fund Performance

                            (based on calendar years)

 1995   1996   1997   1998   1999  2000  2001   2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended ___________) and the lowest return for a calendar quarter was ______% (quarter ended ___________).

The Fund's year-to-date return at Sept. 30, 2005 was ______%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                               1 year            5 years          10 years
RiverSource VP - Balanced Fund                                                  ___%              ___%              ___%
Russell 1000(R) Value Index                                                     ___%              ___%              ___%
Blended Index                                                                   ___%              ___%              ___%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)               ___%              ___%              ___%
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                             ___%              ___%              ___%
Lipper Balanced Funds Index                                                     ___%              ___%              ___%

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Blended Index consists of 60% Russell 1000 Value Index and 40% Lehman Brothers Aggregate Bond Index.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


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6p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from S&P 500 Index to the Russell 1000 Value Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indices in this transition year. In the future, however, only the Russell 1000 Value Index will be included.

MANAGEMENT

Portfolio Manager(s). The Fund is allocated among equity and fixed income asset classes. Robert Ewing determines the allocations among these asset classes. In addition, Mr. Ewing is responsible for the day-to-day management of the equity portion of the Fund:

Robert Ewing, CFA, Co-Portfolio Manager

o  Managed the equity portion of the Portfolio since, 2002.

o Joined RiverSource Investments (previously American Express Financial Corporation (AEFC)) in 2002.

o  Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o  Began investment career in 1988.

o  BS, Boston College Carroll School of Management.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Co-Portfolio Manager

o  Co-Managed the Portfolio since 2003.

o  Leader of the liquid assets sector team.

o  Joined RiverSource Investments (previously AEFC) in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o  Began investment career in 1988.

o  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o  Co-Managed the Portfolio since 2003.

o  Leader of the structured assets sector team.

o Employed by RiverSource Investments (previously AEFC) from 1979 to 1985 and from 1987 to present.

o  Began investment career in 1979.

o  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

o  Co-Managed the Portfolio since 2003.

o  Leader of the investment grade corporate bond sector team.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the sector teams in which the Fund primarily invests. The portfolio managers collectively determine allocation of Fund assets among the sectors, and each provides day-to-day management of the Fund's assets allocated to the sector for which s/he is responsible.

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

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7p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Cash Management Fund


OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

o  Limits its average portfolio maturity to ninety days or less.

o  Buys obligations with remaining maturities of 397 days or less.

o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.


In pursuit of the Fund's objective, the investment manager chooses investments by:


o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).


o  Political, economic, or other events could affect the issuer's performance.


o  The investment manager identifies a more attractive opportunity.


o The issuer or the security continues to meet the other standards described above.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

Inflation Risk. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Reinvestment Risk. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.


--------------------------------------------------------------------------------
8p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE


The following bar chart and table provide some illustration of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

               RiverSource VP - Cash Management Fund Performance

                            (based on calendar years)

 1995   1996   1997   1998   1999  2000  2001   2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ended ______________) and the lowest return for a calendar quarter was _____% (quarter ended ______________).


The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                               1 year            5 years          10 years
RiverSource VP - Cash Management Fund                                          _____%            _____%            _____%


Yield Information

For current 7-day yield information, call (800) 862-7919 and select option #2.

--------------------------------------------------------------------------------
9p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Core Bond Fund

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the "Index") which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager chooses investments by:


o Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


o Targeting an average portfolio duration within one year of the duration of the Index which, as of August 31, 2005, was __ years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


The Fund's investment process employs significant risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.


In evaluating whether to sell a security, the investment manager considers, among other factors:


o The portfolio's total exposure to the sectors, industries and securities relative to the Index.


o  Whether a security's rating is changed or is vulnerable to a change.


o  Whether a sector or industry is experiencing change.

o  Changes in the interest rate or economic outlook.


o  Identification of a more attractive opportunity.


Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund.


--------------------------------------------------------------------------------
10p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Feb. 4, 2004.


When available the Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the index may not be the same as those held by the Fund.

The Fund also intends to compare its performance to the Lipper Intermediate Investment Grade Index, an index that includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Co-Portfolio Manager

o  Co-managed the Fund since 2003.

o  Leader of the liquid assets sector team.

o  Joined RiverSource Investments (previously AEFC) in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o  Began investment career in 1988.

o  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o  Co-managed the Fund since 2003.

o  Leader of the structured assets sector team.

o Employed by RiverSource Investments (previously AEFC) from 1979 to 1985 and from 1987 to the present.

o  Began investment career in 1979.

o  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

o  Co-managed the Fund since 2003.

o  Leader of the investment grade corporate bond sector team.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the sector teams in which the Fund primarily invests. The portfolio managers collectively determine allocation of Fund assets among the sectors, and each provides day-to-day management of the Fund's assets allocated to the sector for which s/he is responsible.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as convertible securities and preferred stocks. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI.

--------------------------------------------------------------------------------
11p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Diversified Bond Fund

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the "Index"), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager chooses investments by:

o Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


o Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.


o Targeting an average portfolio duration within one year of the duration of the Index which, as of Aug. 31, 2005, was __ years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5 year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

o  Identification of more attractive investments based on relative value.

o The portfolio's total exposure to sectors, industries and securities relative to the Index.


o  Whether a security's rating has changed or is vulnerable to a change.

o  Whether a sector or industry is experiencing change.

o  Changes in the interest rate or economic outlook.


Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.


--------------------------------------------------------------------------------
12p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


PAST PERFORMANCE


The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

               RiverSource VP - Diversified Bond Fund Performance

                            (based on calendar years)

 1995   1996   1997   1998   1999  2000  2001   2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ended _____________) and the lowest return for a calendar quarter was _____% (quarter ended ______________).


The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)


                                                                               1 year            5 years          10 years
RiverSource VP - Diversified Bond Fund                                         _____%            _____%            _____%
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                            _____%            _____%            _____%
Lipper Intermediate Investment Grade Index                                     _____%            _____%            _____%

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
13p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Co-Portfolio Manager

o  Co-managed the Fund since 2003.

o  Leader of the liquid assets sector team.

o  Joined RiverSource Investments (previously AEFC) in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o  Began investment career in 1988.

o  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o  Co-managed the Fund since 2003.

o  Leader of the structured assets sector team.

o Employed by RiverSource Investments (previously AEFC) from 1979 to 1985 and from 1987 to the present.

o  Began investment career in 1979.

o  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

o  Co-managed the Fund since 2003.

o  Leader of the investment grade corporate bond sector team.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.

Nicholas Pifer, CFA, Co-Portfolio Manager

o  Co-managed the Fund since 2003.

o  Leader of the global sector team.

o  Joined RiverSource Investments (previously AEFC) in 2000.

o  Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o  Began investment career in 1990.

o  MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Co-Portfolio Manager

o  Co-managed the Fund since 2003.

o  Leader of the high yield sector team.

o  Joined RiverSource Investments (previously AEFC) in 1997.

o  Began investment career in 1989.

o  MBA, De Paul University.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the sector teams in which the Fund primarily invests. The portfolio managers collectively determine allocation of Fund assets among the sectors, and each provides day-to-day management of the Fund's assets allocated to the sector for which s/he is responsible.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, common stocks, preferred stocks, and convertible securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
14p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Diversified Equity Income Fund

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, achieving these objectives cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager chooses equity investments by:


o  Identifying stocks that are selling at low prices in relation to:

   o current and projected earnings;

   o current and projected dividends; and

   o historic price levels.

o  Identifying companies with moderate growth potential based on:

   o effective management (considering overall performance); and

   o financial strength.

o  Identifying companies with dividend-paying stocks.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o  The security is overvalued relative to alternative investments.


o  The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.


o The company or the security continues to meet the other standards described above.


Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities or commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
15p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE


The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

          RiverSource VP - Diversified Equity Income Fund Performance

                            (based on calendar years)

 1995   1996   1997   1998   1999  2000  2001   2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended ______________).


The Fund's year-to-date return at Sept. 30, 2005 was ______.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                               1 year            5 years       Since inception
RiverSource VP - Diversified Equity Income Fund                                ______%           _____%          ______%(a)
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)                            ______%           _____%          ______%(b)
Lipper Equity Income Funds Index                                               ______%           _____%          ______%(b)


(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.


The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
16p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

o  Managed the Portfolio since 2000.

o Joined RiverSource Investments (previously AEFC) in 2000 as a Senior Portfolio Manager.

o  Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o  Began investment career in 1984.

o  MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

o  Managed the Portfolio since 2004.

o Joined RiverSource Investments (previously AEFC) in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o  Began investment career in 1981.

o  MBA, University of Minnesota.

Laton Spahr, Portfolio Manager

o  Managed the Portfolio since 2004.

o  Joined RiverSource Investments (previously AEFC) in 2001 as a Security
   Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o  Began investment career in 1999.

o  MS, University of Wisconsin, Applied Security Analysis Program.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, convertible securities, debt obligations (including bonds and commercial paper of any rating), and money market securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


RiverSource Variable Portfolio - Emerging Markets Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The investment manager is responsible for oversight of the Fund's investment process and for administration of the Fund. The investment manager has entered into an agreement with Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., to act as subadviser to the Fund.


--------------------------------------------------------------------------------
17p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

   o Evaluating the opportunities and risks within regions and sectors;

   o Assessing valuations; and

   o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

   The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Unusual Market Conditions. During weak or declining markets, the Fund may invest more of its assets in money market securities than during normal market conditions. The Fund will invest in these securities primarily to avoid losses, however this type of investment also could prevent the Fund from achieving its investment objective. During these times, the Fund may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign/Emerging Markets Risks. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


--------------------------------------------------------------------------------
18p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

               RiverSource VP - Emerging Markets Fund Performance

                            (based on calendar years)

                                         2001   2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended _____________).

The Fund's year-to-date return at Sept. 30, 2005 was _____%.

The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 200_, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed ____% of average daily net assets.


--------------------------------------------------------------------------------
19p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (for periods ended Dec. 31, 2004)

                                                                                                 1 year        Since inception
RiverSource VP - Emerging Markets Fund                                                           ______%          _____%(a)
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)                  ______%          _____%(b)
Lipper Emerging Markets Funds Index                                                              ______%          _____%(b)

(a) Inception date is May 1, 2000.

(b) Measurement period started May 1, 2000.

The MSCI Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


MANAGEMENT


Riversource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. Riversource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle

Threadneedle, an affiliate of RiverSource Investments, is a wholly-owned subsidiary of Ameriprise Financial, Inc., located at 60 St. Mary Axe, London EC3A 8JQ, England. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

o  Managed the Portfolio since 2000.

o  Joined Threadneedle in 1999.

o Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999.

o  BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

o  Managed the Portfolio since 2003.

o  Joined Threadneedle in 2001 as a fund manager.

o Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

o  MSc, University of Stirling.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments such as money market, securities and debt securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives. While not a principal investment strategy, investing in derivative instruments could have a negative impact on the Fund's performance.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
20p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Global Bond Fund

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager chooses investments by:


o  Considering opportunities and risks by credit rating and currency.

o  Identifying investment-grade U.S. and foreign bonds.

o  Identifying below investment-grade U.S. and foreign bonds.

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o  The security is overvalued.

o  The security continues to meet the standards described above.


The investment manager closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, the investment manager may purchase derivative instruments such as futures, options and forward contracts to hedge against currency fluctuations.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The successful use of derivatives depends on our ability to manage these complex instruments.

Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.


--------------------------------------------------------------------------------
21p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Foreign/Emerging Markets Risks. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


--------------------------------------------------------------------------------
22p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE


The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

                 RiverSource VP - Global Bond Fund Performance

                            (based on calendar years)

               1997   1998   1999  2000  2001   2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ended _____________) and the lowest return for a calendar quarter was _____% (quarter ended ______________).


The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 200_)
                                                              1 year           5 years      Since inception
RiverSource VP - Global Bond Fund                              ______%         ______%         ______%(a)
Lehman Brothers Global Aggregate Index
(reflects no deduction for fees, expenses or taxes)            ______%         ______%         ______%(b)
Lipper Global Income Funds Index                               ______%         ______%         ______%(b)

(a) Inception date is May 1, 1996.


(b) Measurement period started May 1, 1996.


The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all income and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
23p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

o  Managed the Fund since 2000.

o  Leader of the global sector team.

o  Joined RiverSource Investments (previously AEFC) in 2000.

o  Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o  Began investment career in 1990.

o  MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the sector team in which the Fund primarily invests.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Managers, and the Portfolio Manager's ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


RiverSource Variable Portfolio - Global Inflation Protected Securities Fund

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

o Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

o Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

o The Fund will target an average portfolio duration within one year of the duration of a blended index comprised of 50% of the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index and 50% of the Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) which, as of June 1, 2005, was 9.6 years on an unadjusted basis, and 6.1 years when adjusted for relative volatility and correlation to traditional government debt securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.


--------------------------------------------------------------------------------
24p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Increased portfolio turnover could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

Foreign/Emerging Markets Risks. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


--------------------------------------------------------------------------------
25p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on
________.


When available, the Fund intends to compare its performance to the Lehman Brothers U.S. Treasury Inflation Notes Index, an unmanaged index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the index may not be the same as those held by the Fund.


MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o  Managed the Fund since 2004.

o  Leader of the liquid assets sector team.

o  Joined RiverSource Investments (previously AEFC) in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o  Began investment career in 1988.

o  MBA, Marquette University.

Nicholas Pifer, CFA, Portfolio Manager

o  Managed the Fund since 2005.

o  Leader of the global sector team.

o  Joined RiverSource Investments (previously AEFC) in 2000.

o Prior to that, Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o  Began investment career in 1990.

o  MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the sector team in which the Fund primarily invests.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities. The Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
26p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Growth Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's objective, the investment manager chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based on:


o  Effective management.

o  Financial strength.

o  Competitive market or product position.

o  Technological advantage relative to other companies.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o  The security is overvalued relative to other potential investments.


o  The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.


o Political, economic, or other events could affect the company's other security's performance.


o  The investment manager identifies a more attractive opportunity.


Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign Risk. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


--------------------------------------------------------------------------------
27p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

                    RiverSource VP - Growth Fund Performance

                            (based on calendar years)

                                    2000  2001   2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended ______________).


The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)

                                                        1 year         5 years            Since inception
RiverSource VP - Growth Fund                            ______%        _____%             ______%(a)
Russell 1000(R) Growth Index
(reflects no deduction for fees, expenses or taxes)     ______%        _____%             ______%(b)
Lipper Large-Cap Growth Funds Index                     ______%        _____%             ______%(b)


(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the Fund's day-to-day management is:

Nick Thakore, Portfolio Manager

o  Managed the Fund since 2002.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o  Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

o  Began investment career in 1993.

o  MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.


--------------------------------------------------------------------------------
28p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stock, investment grade debt obligations, and convertible securities. Additionally, the Fund may use derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


RiverSource Variable Portfolio - High Yield Bond Fund

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager chooses investments by:


o  Reviewing interest rate and economic forecasts.

o  Reviewing credit characteristics.


o  Identifying securities and/or companies that:

   o have medium and low quality ratings,

   o have similar qualities to securities or companies with medium or low quality ratings, in the investment manager's opinion, even though they are not rated or have been given a different rating by a rating agency,

   o have growth potential,

   o have the potential to increase in value as their credit ratings improve.

o  Buying securities that are expected to outperform other securities.

o  Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

   o The interest rate or economic outlook changes.

   o A sector or industry is experiencing change.

   o A security's rating is changed.

   o The security is overvalued relative to alternative investments.

   o The company does not meet the investment manager's performance expectations.

   o The investment manager wishes to lock in profits.

   o The investment manager identifies a more attractive opportunity.

   o The issuer or the security continues to meet the other standards described above.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS


This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


--------------------------------------------------------------------------------
29p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


PAST PERFORMANCE


The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

               RiverSource VP - High Yield Bond Fund Performance

                            (based on calendar years)

                1997   1998   1999  2000  2001   2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ended ____________) and the lowest return for a calendar quarter was _____% (quarter ended ____________).


The Fund's year-to-date return at Sept. 30, 2005 was _____%.


--------------------------------------------------------------------------------
30p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                              1 year            5 years      Since inception
RiverSource VP - High Yield Bond Fund                         ______%           _____%          _____%(a)
JP Morgan Global High Yield Index
(reflects no deduction for fees, expenses or taxes)           ______%           _____%          _____%(b)
Lipper High Current Yield Bond Funds Index                    ______%           _____%          _____%(b)


(a) Inception date is May 1, 1996.

(b) Measurement period started May 1, 1996.


The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


MANAGEMENT


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

o  Managed the Fund since 1999.

o  Member of the high yield sector team.

o  Joined RiverSource Investments (previously AEFC) in 1990.

o  Began investment career in 1986.

o  MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the sector team in which the Fund primarily invests. Mr. Schroepfer consults with the high yield sector team led by Jennifer Ponce de Leon in making investment decisions for the Fund. Ms. Ponce de Leon holds an MBA from DePaul University. She began her investment career in 1989 and joined RiverSource Investments (previously AEFC) in 1997.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.


OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, common stocks, and preferred stocks. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
31p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Income Opportunities Fund

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.


In pursuit of the Fund's objective, the investment manager chooses investments by:


o  Reviewing interest rate and economic forecasts.

o Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector.


o Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.


o Identifying securities or companies that have the potential for capital appreciation through credit upgrades.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o  The issuer or the security continues to meet the standards described above.

o  A sector or industry is experiencing change.

o  The interest rate or economic outlook changes.


o  The investment manager identifies a more attractive opportunity.


Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


--------------------------------------------------------------------------------
32p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on June 1, 2004.


When available, the Fund intends to compare its performance to the Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the index may not be the same as those held by the Fund.

The Fund also intends to compare its performance to the Lipper High Current Yield Bond Funds Index that includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

o  Has managed the Fund since 2004.

o  Member of the high yield sector team.

o Joined RiverSource Investments (previously AEFC) in 1994 as a high yield analyst.

o  Began investment career in 1986.

o  MBA, University of Wisconsin - Milwaukee.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the sector team in which the Fund primarily invests. Mr. Lavin consults with the high yield sector team led by Jennifer Ponce de Leon in making investment decisions for the Fund. Ms. Ponce de Leon holds an MBA from DePaul University. She began her investment career in 1989 and joined RiverSource Investments (previously AEFC) in 1997.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as bank debt and non income-producing securities and common stocks. Additionally, the Fund may utilize derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
33p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - International Opportunity Fund

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.

The investment manager is responsible for oversight of the Fund's investment process and for administration of the Fund. The investment manager has entered into an agreement with Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., to act as subadviser to the Fund.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using the international sector strategy, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

   o Evaluating the opportunities and risks within regions and sectors;

   o Assessing valuations; and

   o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

   The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Unusual Market Conditions. During weak or declining markets, the Fund may invest more of its assets in money market securities than during normal market conditions. The Fund will invest in these securities primarily to avoid losses, however this type of investment also could prevent the Fund from achieving its investment objective. During these times, the Fund may make frequent securities trades that could result in increased fees and expenses.


--------------------------------------------------------------------------------
34p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign/Emerging Markets Risks. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
35p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

          RiverSource VP - International Opportunity Fund Performance

                            (based on calendar years)

 1995   1996   1997   1998   1999  2000  2001   2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended _____________).

The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                1 year       5 years      10 years
RiverSource VP - International Opportunity Fund                                 ______%      ______%      ______%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)             ______%      ______%      ______%
Lipper International Large-Cap Core Funds Index                                 ______%      ______%      ______%

The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper International Large-Cap Core Funds Index includes the 30 largest international large cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
36p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


Riversource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. Riversource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle

Threadneedle, an affiliate of RiverSource Investments, is a wholly-owned subsidiary of Ameriprise Financial, Inc., located at 60 St. Mary Axe, London EC3A 8JQ, England. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

o  Head of managed funds.

o  Managed the Fund since 2003.

o Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

o  Began investment career in 1980.

o  MA, Oxford University.

Dominic Rossi, Portfolio Manager

o  Head of international equities.

o  Managed the Fund since 2003.

o  Joined Threadneedle in 1997 as head of international equities.

o  Began investment career in 1986.

o  MBA, City University, London.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, and debt securities of any rating. Additionally, the Fund may use derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives. While not a principal investment strategy, investing in derivative instruments could have a negative impact on the Fund's performance.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
37p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Large Cap Equity Fund

OBJECTIVE

The Fund seeks capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager chooses investments by:


o  Identifying companies with:

   o attractive valuations, and

   o the potential for earnings growth.


o Identifying securities that the investment manager believes have good potential for capital appreciation.


o Evaluating opportunities and risks by reviewing interest rates and economic forecasts.


o Buying a diversified portfolio of securities. The investment manager may weight certain sectors more heavily than others based on its expectations about growth and market trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether


o  The security is overvalued relative to other potential investments.


o  The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.


o Political, economic, or other events could affect the company's or security's performance.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o  A more attractive opportunity has been identified.

Unusual Market Conditions.During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


--------------------------------------------------------------------------------
38p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE


The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

               RiverSource VP - Large Cap Equity Fund Performance

                            (based on calendar years)

                                            2004


During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended ______________).


The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                  1 year        Since Inception
RiverSource VP - Large Cap Equity Fund                                            ______%           _____%
Russell 1000(R) Index (reflects no deduction for fees, expenses or taxes)         ______%           _____%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                 ______%           _____%
Lipper Large-Cap Core Funds Index                                                 ______%           _____%

The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000 Index and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the index may not be the same as those held by the Fund.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from S&P 500 Index to the Russell 1000 Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indices in this transition year. In the future, however, only the Russell 1000 Index will be included.


--------------------------------------------------------------------------------
39p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

o  Managed the Fund since 2004.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

o  Began investment career in 1988.

o  BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

o  Managed the Fund since 2004.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

o  Began investment career in 1993.

o  MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, debt securities and foreign securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


RiverSource Variable Portfolio - Large Cap Value Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:


o Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o  Identifying stocks that are undervalued:

   o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   o because one or more of their current ratios are low relative to historical levels for the stock, or

   o because one or more of their current ratios or other financial measures make that stock attractive relative to its peers.

--------------------------------------------------------------------------------
40p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In deciding whether to sell a security, the investment manager considers whether:

o  The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.


o  The security is overvalued relative to other potential investments.

o  A more attractive opportunity has been identified.

o Political, economic, or other events could affect the company's or the security's performance.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Feb. 4, 2004.


When available, the Fund intends to compare its performance to the Russell 1000(R) Value Index, an unmanaged index that measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the index may not be the same as those held by the Fund.


The Fund also intends to compare its performance to the Lipper Large-Cap Value Funds Index that includes the 30 largest large cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the Fund's day-to-day management is:

Robert Ewing, CFA, Portfolio Manager

o  Managed the Fund since 2002.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o  Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o  Began investment career in 1988.

o  BS, Boston College Carroll School of Management.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, debt securities, convertible securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
41p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Mid Cap Growth Fund

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell MidCap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $___ million to $____ billion as of _______, 200_. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.

In pursuit of the Fund's objective, the investment manager chooses equity investments by:

o  Identifying companies that it believes exhibit the following traits:

   o effective management,

   o financial strength,

   o growth potential, and

   o competitive market position.

o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

o Considering market trends and identifying opportunities within multiple industries that offer a compelling risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o The company has met the investment manager's earnings and/or growth expectations.

o  Political, economic, or other events could affect the company's performance.

o The company or the security continues to meet the other standards described above.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


--------------------------------------------------------------------------------
42p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

                RiverSource VP - Mid Cap Growth Fund Performance

                            (based on calendar years)

                                                     2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended ______________).

The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                              1 year         Since inception
RiverSource VP - Mid Cap Growth Fund                                                          ______%          ______%(a)
Russell MidCap(R) Growth Index (reflects no deduction for fees, expenses or taxes)            ______%          ______%(b)
Lipper Mid-Cap Growth Funds Index                                                             ______%          ______%(b)

(a) Inception date is May 1, 2001.

(b) Measurement period started May 1, 2001.

The Russell MidCap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid cap growth funds tracked by Lipper Inc. The index's net returns include net reinvested dividends.


MANAGEMENT


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Duncan J. Evered, Portfolio Manager

o  Managed the Fund since 2000.

o  Joined RiverSource Investments (previously AEFC) in 1994.

o  Began investment career in 1984.

o  MBA, Stanford School of Business.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.


--------------------------------------------------------------------------------
43p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, convertible securities and debt obligations in the four highest ratings. Additionally, the Fund may use derivative instruments, such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.


RiverSource Variable Portfolio - Mid Cap Value Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index. At _______, 200_, the range of the Index was between $___ billion and $____ billion. The market capitalization range of the Index is subject to change. The remaining 20% may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager chooses equity investments by:

o Selecting companies that are undervalued based on a variety of measures, such as price/earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

o  Identifying companies with growth potential based on:

   o effective management, as demonstrated by overall performance, and

   o financial strength.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o  The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities or high quality commercial paper than during normal market conditions. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


--------------------------------------------------------------------------------
44p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on
_____.

The Fund intends to compare its performance to the Russell Midcap(R) Value Index, an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks in the Index are also in the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the index may not be the same as those held by the Fund.

The Fund also intends to compare its performance to the Lipper Mid-Cap Value Funds Index that includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


MANAGEMENT


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

o  Managed the Fund since 2002.

o Joined RiverSource Investments (previously AEFC) in 2000 as a Senior Portfolio Manager.

o  Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o  Began investment career in 1984.

o  MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

o  Managed the Fund since February 2004.

o Joined RiverSource Investments (previously AEFC) in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o  Began investment career in 1981.

o  MBA, University of Minnesota.

Laton Spahr, Portfolio Manager

o  Managed the Fund since February 2004.

o  Joined RiverSource Investments (previously AEFC) in 2001 as a Security
   Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o  Began investment career in 1998.

o  MS, University of Wisconsin, Applied Security Analysis Program.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, convertible securities, debt obligations (including bonds and commercial paper of any rating) and money market securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


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45p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - New Dimensions Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks showing potential for significant growth.

These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.


In pursuit of the Fund's objective, the investment manager chooses investments by:

o Identifying companies that the investment manager believes have above-average long-term growth potential based on:


   o effective management,

   o financial strength, and

   o competitive market position; as well as

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o  The security is overvalued relative to alternative investments.


o The company has met the investment manager's earnings and/or growth expectations.


o  Political, economic, or other events could affect the company's performance.


o  The investment manager wishes to minimize potential losses.

o  The investment manager identifies a more attractive opportunity.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign Risk. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


--------------------------------------------------------------------------------
46p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

                RiverSource VP - New Dimensions Fund Performance

                            (based on calendar years)

                     1997   1998   1999  2000  2001   2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended ____________) and the lowest return for a calendar quarter was ______% (quarter ended ____________).

The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                     1 year       5 years   Since inception
RiverSource VP - New Dimensions Fund                                                 ______%      _____%       _____%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                    ______%      _____%       _____%(b)
Russell(R) 1000 Growth Index                                                         ______%      _____%       _____%(?)
Lipper Large-Cap Growth Funds Index                                                  ______%      _____%       _____%(b)

(a) Inception date is May 1, 1996.

(b) Measurement period started May 1, 1996.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Russell(R) 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
47p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the Portfolio's day-to-day management are:

Gordon Fines, Vice President and Senior Portfolio Manager

o  Managed the Portfolio since 1991.

o  Joined RiverSource Investments (previously AEFC) in 1981.

o  Began investment career in 1967.

o  BA, Northwestern University.

Michael E. Nance, Portfolio Manager

o  Managed the Portfolio since 2005.

o  Joined RiverSource Investments (previously AEFC) in 2004.

o Prior to that, Senior Portfolio Manager, Putnam Investments, 2001 to 2004; Senior Vice President and Portfolio Manager, Kobrick Funds, 1999 to 2001.

o  Began investment career in 1993.

o  MBA, University of Chicago.

Trisha C. Schuster, CFA, Associate Portfolio Manager

o  Managed the Portfolio since 2005.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o  Prior to that, Portfolio Manager, Nicholas Applegate, 1998 to 2002.

o  Began investment career in 1993.

o  MBA, University of Southern California.

Mr. Fines and Mr. Nance are co-managers of the Portfolio, each providing direct day-to-day management for approximately one-half of the Portfolio.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stock, debt obligations of any rating and convertible securities. Additionally, the Fund may use derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


RiverSource Variable Portfolio - S&P 500 Index Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.

The Fund is not managed according to a traditional method of "active" investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks


--------------------------------------------------------------------------------
48p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500 performance to do so, for example, in anticipation of a stock being added to the index.

Indexing Strategies

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o  A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the SAI.

* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Indexing Risk. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Tracking Error Risk. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent ant timing of cash flows in and out of the Fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods last for several years.


--------------------------------------------------------------------------------
49p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

                RiverSource VP - S&P 500 Index Fund Performance

                            (based on calendar years)

                                            2001   2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended ___________) and the lowest return for a calendar quarter was ______% (quarter ended ___________).

The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                     1 year   Since inception
RiverSource VP - S&P 500 Index Fund                                                  _____%      _____%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                    _____%      _____%(b)
Lipper S&P 500 Objective Funds Index                                                 _____%      _____%(b)

(a) Inception date is May 1, 2000.

(b) Measurement period started May 1, 2000.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


MANAGEMENT


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

o  Managed the Fund since 2001.

o  Joined RiverSource Investments (previously AEFC) in 1990.

o  Began investment career in 1996, becoming a quantitative analyst in 1999.

o  BSB, University of Minnesota.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.


--------------------------------------------------------------------------------
50p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Select Value Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers. The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At _______, 2005, the range of the Index was between $__ million and $___ billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.

The investment manager is responsible for the Fund's overall administration and oversight of the subadviser. The investment manager has selected an independent asset manager, GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company (the Subadviser), to subadvise the Fund.


In selecting investments for the Fund, the Subadviser looks for companies which appear underpriced relative to their private market value (PMV). PMV is the value the Subadviser believes informed investors would be willing to pay for a company in an arm's-length transaction, such as an acquisition, based on the company's cash flow, assets, and business prospects. The Subadviser will invest in companies that it believes are selling at a significant discount to their PMV in the public market. In choosing investments, the Subadviser considers factors such as:

o  Price and earnings expectations.

o The Subadviser's assessment of the company's price-to-earnings ratio relative to the price-to-earnings ratios of other companies.

o  Balance sheet characteristics.

o The Subadviser's assessment of the skills and experience of the company's management relative to other well-managed companies.

o Changes in economic and political outlooks as well as individual corporate developments.

The Subadviser will generally sell investments when they lose their perceived value relative to other investments.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
51p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Feb. 4, 2004.

When available, the Fund intends to compare its performance to the Russell 3000(R) Value Index, an unmanaged index, that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Fund also intends to compare its performance to the Lipper Multi-Cap Value Funds Index that includes the 30 largest multi cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


MANAGEMENT


Riversource Investments selects, contracts with and compensates Subadvisers to manage the investment of the Fund's assets. Riversource Investments monitors the compliance of Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of Subadvisers, and reports periodically to the Board.

The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

GAMCO

GAMCO, which does business under the name Gabelli Asset Management Company is located at One Corporate Center, Rye, New York. The Subadviser, subject to the supervision and approval of RiverSource Investments, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio manager responsible for the day-to-day management of the Fund is:

o Mr. Mario Gabelli, CFA, Chairman, Chief Executive Officer and Chief Investment Officer of Gabelli Asset Management Company and its predecessor company since its inception in 1977. Mr.Gabelli also serves as Chairman and Chief Executive Officer of Gabelli Asset Management Inc., a New York Stock Exchange-listed company that trades under the stock symbol GBL.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI.

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52p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Short Duration U.S. Government Fund

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may also invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objective, the investment manager chooses investments by:

o  Reviewing credit characteristics and the interest rate outlook.

o Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

o Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o  The investment manager wishes to lock-in profits.

o  Changes in the interest rate or economic outlook.

o  The investment manager identifies a more attractive opportunity.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in short-term government securities or commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may trade the Fund's portfolio securities more frequently. Frequent trading could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The successful use of derivatives depends on our ability to manage these complex instruments.


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53p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

        RiverSource VP - Short Duration U.S. Government Fund Performance

                            (based on calendar years)

                                    2000  2001   2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ended _____________) and the lowest return for a calendar quarter was _____% (quarter ended _____________).

The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)

                                                                                             1 year         Since inception
RiverSource VP - Short Duration U.S. Government Fund                                         _____%            _____%(a)
Lehman Brothers 1-3 Year Government Index (reflects no deduction for fees,
expenses or taxes)                                                                           _____%            _____%(b)
Lipper Short U.S. Government Funds Index                                                     _____%            _____%(b)

(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
54p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Scott Kirby, Co-Portfolio Manager

o  Began managing the Fund in 2001.

o  Leader of the structured assets sector team.

o Employed by RiverSource Investments (previously AEFC) from 1979 to 1985 and from 1987 to present.

o  Began investment career in 1979.

o  MBA, University of Minnesota.

Jamie Jackson, CFA, Co-Portfolio Manager

o  Began managing the Fund in 2003.

o  Leader of the liquid assets sector team.

o  Joined RiverSource Investments (previously AEFC) in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o  Began investment career in 1988.

o  MBA, Marquette University.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the sector teams in which the Fund primarily invests. The portfolio managers collectively determine allocation of Fund assets among the sectors, and each provides day-to-day management of the Fund's assets allocated to the sector for which s/he is responsible.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and investment grade non-governmental debt obligations. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

RiverSource Variable Portfolio - Small Cap Advantage Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The investment manager to the Fund is responsible for the Fund's overall administration and oversight of the subadviser. The Fund's assets are managed in part by the investment manager and in part by Kenwood Capital Management LLC (Kenwood) (the Subadviser), an indirect subsidiary of Ameriprise Financial, Inc.

The investment manager and Kenwood manage the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.


--------------------------------------------------------------------------------
55p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Kenwood

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

o Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

o  The stock becomes expensive relative to other stocks in the sector.

o  The company's financial performance fails to meet expectations.

RiverSource Investments, LLC

The investment manager buys stocks based on quantitative analysis of valuation, momentum, and quality adjusted valuation. In selecting securities for the Fund, the investment manager chooses companies with:

o  Attractive valuations and the potential for earnings growth.

o  Improving outlook, based on analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security is overvalued relative to other potential investments.

o  The company does not meet the investment manager's performance expectations.

Unusual Market Conditions. During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund would invest in these securities primarily to reduce risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
56p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

             RiverSource VP - Small Cap Advantage Fund Performance

                            (based on calendar years)

                                            2000  2001   2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended _____________).

The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                       1 year      Since inception
RiverSource VP - Small Cap Advantage Fund                                              _____%         _____%(a)
Russell 2000(R) Index (reflects no deduction for fees, expenses or taxes)              _____%         _____%(b)
Lipper Small-Cap Core Funds Index                                                      _____%         _____%(b)

(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the Russell 3000 total market capitalization. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Small-Cap Core Funds Index includes the 30 largest small cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
57p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Riversource Investments manages a portion of the Fund's assets directly and contracts with and compensates Kenwood to manage a portion of the Fund's assets. Riversource Investments monitors the compliance of Kenwood with the investment objectives and related policies of the Fund, reviews the performance of Kenwood, and reports periodically to the Board. Riversource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by Kenwood and may change these proportions at any time. New investments in the Fund, net of any redemptions, are allocated in accordance with Riversource Investments' allocation determinations.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the portion of the Fund managed by RiverSource Investments are:

Dimitris J. Bertsimas, Senior Portfolio Manager

o  Managed the Fund since July 2004.

o Joined RiverSource Investments (previously AEFC) as a portfolio manager in 2002.

o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

o Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

o  MS and Ph.D., MIT.

Jonathan Calvert, CFA, Portfolio Manager

o  Managed the Fund since July 2004.

o  Joined RiverSource Investments (previously AEFC) in 2003.

o Partner and Director of Quantitative Trading Research, Grantham, Mayo, van Otterloo LLC (GMO), 1992 to 2003.

o  Began investment career in 1992.

o  Bachelor of Mathematics, University of Waterloo, Canada.

Kenwood

Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an affiliate of RiverSource Investments and an indirect subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Kenwood are:

Jake Hurwitz, CFA, Co-Portfolio Manager

o  Managed the Fund since 1999.

o  Principal of Kenwood Capital Management LLC, since 1998.

o Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), 1991 to 1998.

o  Began investment career in 1979.

o  MA, University of California; MBA, New York University.

Kent Kelley, CFA, Co-Portfolio Manager

o  Managed the Fund since 1999.

o  Principal of Kenwood Capital Management LLC, since 1998.

o  Chief Executive Officer, TIMCO, 1995 to 1998.

o  Began investment career in 1978.

o  MA, Yale University.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


--------------------------------------------------------------------------------
58p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Variable Portfolio - Small Cap Value Fund

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The investment manager is responsible for the Fund's overall administration and oversight of the subadvisers. The investment manager has selected five independent asset managers, Royce & Associates, LLC (Royce), Goldman Sachs Asset Management, L.P. (GSAM), Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio Associates) and Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index if the stock remains attractive.


Royce

Royce uses a value methodology in managing its portion of the Fund. In selecting securities, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that have:

o  Excellent business strengths.

o  High internal rates of return and low leverage.


In the micro-cap sector, Royce selects from a universe of more than 5,900 micro-cap companies. Royce selects companies it believes are trading significantly below its estimate of their current worth.


GSAM

Business quality, attractive valuation and thoughtful portfolio construction are the key elements of GSAM's Value Equity approach. Through intensive, hands-on research the Value Equity team at GSAM seeks to identify well-positioned small-cap companies that have attractive returns on capital, strong or improving cash flow characteristics and are run by shareholder-oriented managements. The team employs a disciplined valuation approach to invest in these companies when the market does not fully recognize their real economic value.

GSAM will sell a position if (1) the risk/reward profile becomes less attractive due to price appreciation; (2) its investment thesis for a particular holding is invalidated based on subsequent information; and (3) its confidence in management's ability to execute is compromised. Furthermore, GSAM mitigates the liquidity and company-specific risks associated with small-cap value investing by limiting amounts in particular sectors and investing in a large number of holdings.

Donald Smith


Donald Smith employs a strict bottom-up approach, investing in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research, generally investing in companies with market capitalization over $100 million but less than $1.5 billion.


Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

--------------------------------------------------------------------------------
59p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Franklin Portfolio Associates

Franklin Portfolio Associates' investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio Associates emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio Associates uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio Associates applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio Associates will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio Associates believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.


Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

Barrow, Hanley


Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.

Barrow, Hanley screens the universe of roughly 1,400 companies with market capitalization between $500 million and $3 billion that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

Unusual Market Conditions. During unusual market conditions, the Fund's policies permit investment of more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.


PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
60p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE


The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

               RiverSource VP - Small Cap Value Fund Performance

                            (based on calendar years)

                                                     2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended _____________).


The Fund's year-to-date return at Sept. 30, 2005 was _____%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                           1 year     Since inception
RiverSource VP - Small Cap Value Fund                                                      _____%        _____%(a)
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)            _____%        _____%(b)
Lipper Small-Cap Value Funds Index                                                         _____%        _____%(b)

(a) Inception date is Aug. 14, 2001.


(b) Measurement period started Sept. 1, 2001.


The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.


The Lipper Small-Cap Value Funds Index includes the 30 largest small cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------
61p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


Riversource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. Riversource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. Riversource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each subadviser and may change these proportions at any time.

The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with Riversource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.

Royce

Royce is located at 1414 Avenue of the Americas, New York, New York. Royce, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Riversource Investments. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland. Royce & Associates, LLC has been investing in small-cap securities with a value approach for more than 30 years. The portfolio manager responsible for the day-to-day management of the portion of the Fund allocated to Royce is:

o Jay S. Kaplan, Portfolio Manager. Mr. Kaplan has been employed by Royce since 2000, having previously been a Managing Director and Portfolio Manager at Prudential Investments.

GSAM

GSAM is located at 32 Old Slip, New York, New York. GSAM, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Riversource Investments. GSAM is an affiliate of Goldman Sachs & Co. The team of small-cap value portfolio managers and investment professionals responsible for managing the portion of the Fund allocated to GSAM includes:

o Eileen Rominger, Managing Director and Chief Investment Officer. Ms. Rominger is a portfolio manager on the U.S. Value team where she oversees the portfolio construction and investment research for the firm's value accounts. Her prior experience spanned 18 years at Oppenheimer Capital, where she was a Managing Director and member of the Executive Committee. She was a senior portfolio manager for corporate pension fund and insurance company accounts, portfolio manager of Quest Value Fund since 1988, as well as a senior research analyst responsible for several industries. Eileen received an MBA from Wharton School of Business and a BA from Fairfield University.

o Chip Otness, CFA and Managing Director. Mr. Otness is a portfolio manager on the U.S. Value team, where he oversees the portfolio construction and investment research for the firm's Small Cap Value accounts. Chip brings to GSAM 30 years of fundamental-driven research and investment management experience, 20 years of that managing small cap funds. Chip started his career at JP Morgan where he spent 28 years. When he left JP Morgan he was Managing Director and ran J.P. Morgan's Small Cap Institutional group and was responsible for growing and managing $3.6 billion in assets. Chip received a BA in Economics from Harvard University.

o Lisa Parisi, CFA, Managing Director and Vice President. Ms. Parisi is a portfolio manager on the U.S. Value team, where she has broad research responsibilities across the value strategies. Previously, Lisa started a small-cap value strategy for John A Levin & Co. Lisa also developed a small-cap value product and co-managed a mid-cap value product at Valenzuela Capital, where she was a managing director. Lisa started her career working at Lazard Freres on the small-cap value team and has also worked at Royce Associates and Trust Company of the West. Lisa received a BBA from Adelphi University and an MBA in Finance from the Stern School of Business at New York University.

o J. Kelly Flynn, Vice President. Mr. Flynn is a portfolio manager for the U.S. Value team, where he has broad research responsibilities across the value strategies. Prior to joining GSAM Kelly spent three years at Lazard Asset Management where he was a portfolio manager for Small Cap/SMID Cap Value products. Before Lazard, Kelly was a small-cap value portfolio manager at 1838 Investment Advisors. Kelly has also spent time working for Edgewater Private Equity Fund as a research analyst and at First Boston in the mergers and acquisitions department. Kelly received a BA from Harvard in 1990 and an MBA from Wharton School of Business.

o Dolores Bamford, CFA and Vice President. Ms. Bamford is a portfolio manager for the U.S. Value team, where she has broad research responsibility across the value portfolios. Prior to her arrival at GSAM, Dolores was a Portfolio Manager at Putnam Investments for various products since 1992. While at Putnam she was portfolio manager for a variety of funds including the Putnam Convertible Income-Growth Fund, the Global Resources Fund. Dolores received a BA from Wellesley College in 1988 and her MS from MIT Sloan School of Management.


--------------------------------------------------------------------------------
62p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

o Edward Perkin, CFA and Vice President. Mr. Perkin is a portfolio manager on the U.S. Value team where he has broad research responsibilities across the value strategies. Before joining GSAM, Mr. Perkin gained research experience from Fidelity Investments and Gabelli Asset Management while attending business school. Prior to that, he worked as a senior analyst at Fiserv. He received his BA from the University of California, Santa Barbara and received his MBA from Columbia Business School, and is a CFA charterholder. He joined the Value Team in 2002.

o David L. Berdon, Vice President. Mr. Berdon is a portfolio manager on the U.S. Value Investment team. David joined GSAM as a research analyst in March 2001. In October 2002, he became a portfolio manager and manages other value funds for GSAM. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Sililoquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.

GSAM Portfolio managers are organized along industry lines and are responsible for conducting research in their particular area of expertise. While the team debates investment ideas and overall portfolio structure, the buy/sell decision resides with the portfolio manager responsible for the industry.

Donald Smith

Donald Smith is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Riversource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

o Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Don accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Don received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

o Richard L. Greenberg, CFA, is Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Richard began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Richard graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

Franklin Portfolio Associates

Franklin Portfolio Associates is located at One Boston Place, 29th Floor, Boston, Massachusetts. Franklin Portfolio Associates, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Riversource Investments. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Franklin Portfolio Associates are:

o John S. Cone, CFA, Chief Executive Officer, President and Portfolio Manager. Mr. Cone received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. Mr. Cone has an extensive background in computer modeling and quantitative methods. He is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, he is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

o Michael F. Dunn, CFA. Mr. Dunn received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio Associates, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

o Oliver E. Buckley. Mr. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio Associates, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

o Kristin J. Crawford. Ms. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio Associates, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

o Langton (Tony) C. Garvin, CFA. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. He joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.


--------------------------------------------------------------------------------
63p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Barrow, Hanley

Barrow, Hanley is located at 2200 Ross Avenue, 31st Floor, 15th Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Riversource Investments. Barrow, Hanley is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow, Hanley are:

o James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 32 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

o John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 28 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments, such as options and futures contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


RiverSource Variable Portfolio - Strategy Aggressive Fund

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.


In pursuit of the Fund's objective, the investment manager chooses equity investments by:


o Considering opportunities and risks within growing industries and new technologies.


o Selecting companies that the investment manager believes have aggressive growth prospects.


o  Identifying small and medium companies with:

   o effective management,

   o financial strength, and

   o competitive market position.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


o  The security is overvalued relative to alternative investments.


o  The security has reached the investment manager's price objective.


o  The company's characteristics change.


o The company has met the investment manager's earnings and/or growth expectations.


o  Political, economic, or other events could affect the company's performance.


o  The investment manager wishes to minimize potential losses.

o  The investment manager wishes to lock-in profits.

o  The investment manager identifies a more attractive opportunity.


o The company or the security continues to meet the other standards described above.

--------------------------------------------------------------------------------
64p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Unusual Market Conditions. During unusual market conditions or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the investment manager may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing

o how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

o how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses and no adjustments for taxes that may have been paid on the reinvested income and capital gains. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.

             RiverSource VP - Strategy Aggressive Fund Performance

                            (based on calendar years)

1995     1996    1997   1998   1999  2000  2001   2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ended _____________) and the lowest return for a calendar quarter was ______% (quarter ended _____________).


The Fund's year-to-date return at Sept. 30, 2005 was _____%.


--------------------------------------------------------------------------------
65p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                               1 year          5 years           10 years
RiverSource VP - Strategy Aggressive Fund                      ______%         ______%           ______%
Russell MidCap(R) Growth Index
(reflects no deduction for fees, expenses or taxes)            ______%         ______%           ______%
Lipper Mid-Cap Growth Funds Index                              ______%         ______%           ______%

The Russell MidCap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


MANAGEMENT


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Paul Rokosz, CFA, Portfolio Manager

o  Managed the Fund since 2002.

o  Joined RiverSource Investments (previously AEFC) in 1998.

o  Senior Analyst, Putnam Investments, 1996 to 1998.

o  Began investment career in 1986.

o  MBA, University of Chicago Graduate School of Business.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, debt obligations rated B or higher, and convertible securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
66p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.


The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy. Expenses are based on the Fund's most recent fiscal year adjusted to reflect current fees.

ANNUAL FUND OPERATING EXPENSES(j)

As a percentage of average daily net assets
                                                          Management    Distribution       Other          Fee waiver/expense   Net
Fund                                                        fees(a)    (12b-1) fees(b)  expenses(c)  Total   reimbursement  expenses
RiverSource VP - Balanced Fund                              ____%(h)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - Cash Management Fund                       ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Core Bond Fund                             ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Diversified Bond Fund                      ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Diversified Equity Income Fund             ____%(i)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - Emerging Markets Fund(d)                   ____%(h)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - Global Bond Fund                           ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Global Inflation Protected Securities Fund ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Growth Fund                                ____%(h)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - High Yield Bond Fund                       ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Income Opportunities Fund                  ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - International Opportunity Fund(d)          ____%(h)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - Large Cap Equity Fund                      ____%(i)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - Large Cap Value Fund                       ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Mid Cap Growth                             ____%(h)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - Mid Cap Value Fund                         ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - New Dimensions Fund                        ____%(h)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - S&P 500 Index Fund                         ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Select Value Fund(e)                       ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Short Duration U.S. Government Fund        ____%            ____%         ____%     ____%       ____%         ____%
RiverSource VP - Small Cap Advantage Fund(g)                ____%(i)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - Small Cap Value Fund(f)                    ____%(h)         ____%         ____%     ____%       ____%         ____%
RiverSource VP - Strategy Aggressive Fund                   ____%(h)         ____%         ____%     ____%       ____%         ____%

(a)  The Fund pays RiverSource Investments a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and custody services.

(d) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(e) RiverSource Investments pays GAMCO Investors, Inc. a fee for sub-investment advisory services.

(f) RiverSource Investments pays Royce, GSAM, Donald Smith, Franklin Portfolio and Barrow, Hanley a fee for sub-investment advisory services.

(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.


--------------------------------------------------------------------------------
67p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

(h) Includes the impact of a performance incentive adjustment fee that decreased the management fee by ____% for RiverSource VP - Mid Cap Growth Fund, ____% for RiverSource VP - Growth Fund, ____% for RiverSource VP - Balanced Fund, ____% for RiverSource VP - Mid Cap Value Fund, ____% for RiverSource VP - New Dimensions Fund, ____% for RiverSource VP - Small Cap Value Fund, ____% for RiverSource VP - Strategy Aggressive Fund, ____% for RiverSource VP - Emerging Markets Fund and ____% for RiverSource VP - International Opportunity Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Equity Income Funds Index for RiverSource VP - Diversified Equity Income Fund; the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Mid Cap Growth Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - Growth Fund; the Lipper Large-Cap Core Funds Index for RiverSource VP - Large Cap Equity Fund; the Lipper Large-Cap Value Funds Index for RiverSource VP - Large Cap Value Fund; the Lipper Balanced Funds Index for RiverSource VP - Balanced Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - New Dimensions Fund; the Lipper Multi-Cap Value Funds Index for RiverSource VP - Select Value Fund; the Lipper Small-Cap Value Funds Index for RiverSource VP - Small Cap Value Fund; the Lipper Small-Cap Core Funds Index for RiverSource VP - Small Cap Advantage Fund; the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Strategy Aggressive Fund; the Lipper Emerging Markets Funds Index for RiverSource VP - Emerging Markets Fund; and the Lipper International Funds Index for RiverSource VP - International Opportunity Fund.

(i) Includes the impact of a performance incentive adjustment that increased the management fee by ____% for RiverSource VP - Diversified Equity Income Fund, ___% for RiverSource VP - Large Cap Equity Fund and ____% for RiverSource VP - Small Cap Advantage Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Equity Income Funds Index for RiverSource VP - Diversified Equity Income Fund; the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Mid Cap Growth Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - Growth Fund; the Lipper Large-Cap Core Funds Index for RiverSource VP - Large Cap Equity Fund; the Lipper Large-Cap Value Funds Index for RiverSource VP - Large Cap Value Fund; the Lipper Balanced Funds Index for RiverSource VP - Balanced Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - New Dimensions Fund; the Lipper Multi-Cap Value Funds Index for RiverSource VP - Select Value Fund; the Lipper Small-Cap Value Funds Index for RiverSource VP - Small Cap Value Fund; the Lipper Small-Cap Core Funds Index for RiverSource VP - Small Cap Advantage Fund; the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Strategy Aggressive Fund; the Lipper Emerging Markets Funds Index for RiverSource VP - Emerging Markets Fund; and the Lipper International Funds Index for RiverSource VP - International Opportunity Fund.

(j) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 200_, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed: ____% for RiverSource VP - Core Bond Fund, ____% for RiverSource VP - Mid Cap Growth, ____%for RiverSource VP - Income Opportunities Fund, ____% for RiverSource VP - Global Inflation Protected Securities Fund, ____% for RiverSource VP - Large Cap Value Fund, ____% for RiverSource VP - Select Value Fund, ____% for RiverSource VP - Small Cap Value Fund, ____% for RiverSource VP - S&P 500 Index Fund, and ____% for RiverSource VP - Emerging Markets Fund.


Example


This example assumes that you invest $10,000 to a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                                                                 1 year       3 years      5 years         10 years
RiverSource VP - Balanced Fund                                         ___          ___          ___             ___
RiverSource VP - Cash Management Fund                                  ___          ___          ___             ___
RiverSource VP - Core Bond Fund                                        ___          ___          ___             ___
RiverSource VP - Diversified Bond Fund                                 ___          ___          ___             ___
RiverSource VP - Diversified Equity Income Fund                        ___          ___          ___             ___
RiverSource VP - Emerging Markets Fund                                 ___          ___          ___             ___
RiverSource VP - Global Bond Fund                                      ___          ___          ___             ___
RiverSource VP - Global Inflation Protected Securities Fund            ___          ___          ___             ___
RiverSource VP - Growth Fund                                           ___          ___          ___             ___
RiverSource VP - High Yield Bond Fund                                  ___          ___          ___             ___
RiverSource VP - Income Opportunities Fund                             ___          ___          ___             ___
RiverSource VP - International Opportunity Fund                        ___          ___          ___             ___
RiverSource VP - Large Cap Equity Fund                                 ___          ___          ___             ___
RiverSource VP - Large Cap Value Fund                                  ___          ___          ___             ___
RiverSource VP - Mid Cap Growth Fund                                   ___          ___          ___             ___
RiverSource VP - Mid Cap Value Fund                                    ___          ___          ___             ___
RiverSource VP - New Dimensions Fund                                   ___          ___          ___             ___
RiverSource VP - S&P 500 Index Fund                                    ___          ___          ___             ___
RiverSource VP - Select Value Fund                                     ___          ___          ___             ___
RiverSource VP - Short Duration U.S. Government Fund                   ___          ___          ___             ___
RiverSource VP - Small Cap Advantage Fund                              ___          ___          ___             ___
RiverSource VP - Small Cap Value Fund                                  ___          ___          ___             ___
RiverSource VP - Strategy Aggressive Fund                              ___          ___          ___             ___


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

This example does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown.

--------------------------------------------------------------------------------
68p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Buying and Selling Shares

VALUING FUND SHARES


The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio - Cash Management Fund's securities are valued at amortized costs. However, securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities and other securities such as small cap stocks or high yield bonds that may be traded infrequently, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.


PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.


You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board of Directors has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.


--------------------------------------------------------------------------------
69p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.


OTHER RISKS

Portfolio Turnover. Active trading may increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells securities, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the investment manager buys and sells securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board has adopted a policy prohibiting investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

Other Information

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource variable portfolio funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource variable portfolio funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Investment Management Services Agreement is available in the Fund's most recent annual report.


--------------------------------------------------------------------------------
70p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Additional Services and Compensation

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.

Administration Services. RiverSource Investments provides or compensates others to provide administrative services to the RiverSource variable portfolio funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. IDS Life Insurance Company, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or IDS Life), provides underwriting and distribution services to the RiverSource variable portfolio funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.

The SAI provides additional information about the services provided for the agreements set forth above.

Payments to Affiliated Insurance Companies

Currently, the RiverSource variable portfolio funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by IDS Life and other affiliated insurance companies (IDS Life). These products may include unaffiliated mutual funds as investment options, and IDS Life receives payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. Within Ameriprise Financial, Inc., IDS Life is allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the RiverSource variable portfolio funds, as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation IDS Life receives from a fund may create an incentive for IDS Life and may influence its decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by IDS Life. See the product prospectus for more information regarding these payments and allocations.

Additional Management Information

Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP
- Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. If shareholder approval is received, the fund may add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delay associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.


--------------------------------------------------------------------------------
71p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The returns do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

--------------------------------------------------------------------------------
72p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Additional information about the Funds and their investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Service Corporation.

RiverSource Variable Portfolio Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:
RiverSource Variable Portfolio - Balanced Fund                                          811-4252
RiverSource Variable Portfolio - Cash Management Fund                                   811-3190
RiverSource Variable Portfolio - Core Bond Fund                                         811-3219
RiverSource Variable Portfolio - Diversified Bond Fund                                  811-3219
RiverSource Variable Portfolio - Diversified Equity Income Fund                         811-4252
RiverSource Variable Portfolio - Emerging Markets Fund                                  811-3218
RiverSource Variable Portfolio - Global Bond Fund                                       811-3219
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund             811-3219
RiverSource Variable Portfolio - Growth Fund                                            811-3218
RiverSource Variable Portfolio - High Yield Bond Fund                                   811-3219
RiverSource Variable Portfolio - Income Opportunities Fund                              811-3219

RiverSource Variable Portfolio - International Opportunity Fund                         811-3218

RiverSource Variable Portfolio - Large Cap Equity Fund                                  811-3218
RiverSource Variable Portfolio - Large Cap Value Fund                                   811-3218
RiverSource Variable Portfolio - Mid Cap Growth Fund                                    811-3218
RiverSource Variable Portfolio - Mid Cap Value Fund                                     811-3218
RiverSource Variable Portfolio - New Dimensions Fund                                    811-3218
RiverSource Variable Portfolio - S&P 500 Index Fund                                     811-3218
RiverSource Variable Portfolio - Select Value Fund                                      811-10383
RiverSource Variable Portfolio - Short Duration U.S. Government Fund                    811-3219
RiverSource Variable Portfolio - Small Cap Advantage Fund                               811-3218
RiverSource Variable Portfolio - Small Cap Value Fund                                   811-10383
RiverSource Variable Portfolio - Strategy Aggressive Fund                               811-3218

RiverSource Portfolio Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474

                                                                S-6466 Y (10/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


AXP(R) Variable Portfolio - Income Series, Inc.
 RiverSource(SM) Variable Portfolio - Core Bond Fund
 RiverSource(SM) Variable Portfolio - Diversified Bond Fund
 RiverSource(SM) Variable Portfolio - Global Bond Fund
 RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund RiverSource(SM) Variable Portfolio - High Yield Bond Fund
 RiverSource(SM) Variable Portfolio - Income Opportunities Fund
 RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund

AXP(R) Variable Portfolio - Investment Series, Inc.
 RiverSource(SM) Variable Portfolio - Emerging Markets Fund
 RiverSource(SM) Variable Portfolio - Growth Fund
 RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
 RiverSource(SM) Variable Portfolio - Large Cap Value Fund
 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
 RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
 RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
 RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
 RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

AXP(R) Variable Portfolio - Managed Series, Inc.
 RiverSource(SM) Variable Portfolio - Balanced Fund
 RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund

AXP(R) Variable Portfolio - Money Market Series, Inc
 RiverSource(SM) Variable Portfolio - Cash Management Fund

AXP(R) Variable Portfolio - Partners Series, Inc.
 RiverSource(SM) Variable Portfolio - Select Value Fund
 RiverSource(SM) Variable Portfolio - Small Cap Value Fund


(singularly and collectively, where the context requires, referred to as the Fund)


As of Oct.1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds. In addition to the brand name change, the following funds changed their names: AXP Variable Portfolio - Equity Select Fund changed its name to RiverSource Variable Portfolio - Mid Cap Growth Fund, AXP Variable Portfolio - Managed Fund changed its name to RiverSource Variable Portfolio - Balanced Fund, AXP Variable Portfolio - Partners Select Value Fund changed its name to RiverSource Variable Portfolio - Select Value Fund, AXP Variable Portfolio - Partners Small Cap Value Fund changed its name to RiverSource Variable Portfolio - Small Cap Value Fund, AXP Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to RiverSource Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - Threadneedle International Fund changed its name to RiverSource Variable Portfolio - International Opportunity Fund.

                                  OCT. 28, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to RiverSource funds, 70100 Ameriprise Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.


The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Each fund is governed by a Board of Directors/Trustees (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents below.

Table of Contents

Fundamental and Nonfundamental Investment Policies                                                                    p.  3

Investment Strategies and Types of Investments                                                                        p. 10

Information Regarding Risks and Investment Strategies                                                                 p. 14

Securities Transactions                                                                                               p. 32

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager                                          p. 38

Valuing Fund Shares                                                                                                   p. 39

Portfolio Holdings Disclosure                                                                                         p. 41

Proxy Voting                                                                                                          p. 41

Selling Shares                                                                                                        p. 42

Capital Loss Carryover                                                                                                p. 42

Taxes                                                                                                                 p. 43

Agreements                                                                                                            p. 44

Organizational Information                                                                                            p. 60

Board Members and Officers                                                                                            p. 62

Control Persons and Principal Holders of Securities                                                                   p. 67

Independent Registered Public Accounting Firm                                                                         p. 67

Appendix A: Description of Money Market Securities                                                                    p. 68

Appendix B: Description of Ratings                                                                                    p. 71

Appendix C: Additional Information About the Index                                                                    p. 75



--------------------------------------------------------------------------------
2   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Throughout this SAI, the funds are referred to as follows:


RiverSource Variable Portfolio - Balanced Fund (Balanced)

RiverSource Variable Portfolio - Cash Management Fund (Cash Management)

RiverSource Variable Portfolio - Core Bond Fund (Core Bond)

RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond)

RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)

RiverSource Variable Portfolio - Emerging Markets Fund (Emerging Markets)

RiverSource Variable Portfolio - Global Bond Fund (Global Bond)

RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Global Inflation Protected Securities)

RiverSource Variable Portfolio - Growth Fund (Growth)

RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond)

RiverSource Variable Portfolio - Income Opportunities Fund (Income
Opportunities)

RiverSource Variable Portfolio - International Opportunity Fund (International Opportunity)

RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity)

RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value)

RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth)

RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)

RiverSource Variable Portfolio - New Dimensions Fund (New Dimensions)

RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)

RiverSource Variable Portfolio - Select Value Fund (Select Value)

RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)

RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)

RiverSource Variable Portfolio - Small Cap Value Fund (Small Cap Value)

RiverSource Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.


--------------------------------------------------------------------------------
3   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Fundamental policies

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fundamental policies that are in addition to any fundamental policy described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

Table 1. Fundamental Policies

Unless holders of a majority of the outstanding voting securities agree to make the change, the fund will not:

                           A      B      C        D       E       F       G      H      I       J        K       L        M     N
                                                                        Buy   Invest
                                                                        more   more          Concen-
                                       Buy      Buy     Lend   Issue    than   than           trate           Buy on    Buy   Invest
                        Act as  Make  or sell  or sell  fund   senior    10%    5%           in any           margin  stocks,  less
                        under-  cash   real     com-   securi- securi- of an   in an Borrow    one     Loan  or sell   bonds,  than
                        writer  loans estate  modities  ties    ties   issuer issuer  money industry  assets short(i)   etc.    80%
Balanced                   1      1      1        1       1       1       2      2      1       1        1
Cash Management            1      2      2                1       1              3      3       2                1        1
Core Bond                  1      1      1        1       1       1       1      2      2       1
Diversified Bond           1      1      1        1       1               2      2      3       1
Diversified Equity Income  1      1      1        1       1       1       2      2      4       1
Emerging Markets           1      1      1        1       1       1       2      2      4       1        1
Global Bond                1      1      1        1       1       1       2             4       1        1
Global Inflation
Protected Securities       1      1      1        1       1       1                     2       1
Growth                     1      1      1        1       1       1       2      2      4       1        1
High Yield Bond            1      1      1        1       1       1       2      2      4       1
Income Opportunities       1      1      1        1       1       1       1      2      2       1
International Opportunity  1      1      1        1       1       1       2      2      3       1        1
Large Cap Equity           1      1      1        1       1               2      2      3       1
Large Cap Value            1      1      1        2       1       1       1      1      2       1
Mid Cap Growth             1      1      1        1       1               2      2      4       1
Mid Cap Value              1      1      1        1       1       1       1      2      2       1
New Dimensions             1      1      1        1       1               2      2      4       1        1
S&P 500 Index              1      1      1        1       1       1       1      1      4       1        1
Select Value               1      1      1        2       1       1       2      1      1       1        1
Short Duration
U.S. Government            1      1      1        1       1       1       2      2      4       1        1
Small Cap Advantage        1      1      1        1       1       1       2      2      4       1
Small Cap Value            1      1      1        2       1       1                     1       1
Strategy Aggressive        1      1      1        1       1               2      2      3       1        1

(i) Nonfundamental policy for all funds except Cash Management.


--------------------------------------------------------------------------------
4   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

A. Act as underwriter

   1 - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

B. Make cash loans

   1 - Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

   2 - Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire.

C. Buy or sell real estate

   1 - Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
   2 - Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

D. Buy or sell physical commodities

   1 - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   2 - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

E. Lend fund securities

   1 -  Lend fund securities in excess of 30% of its net assets.

F. Issue senior securities

   1 -  Issue senior securities, except as permitted under the 1940 Act.

G. Buy more than 10% of an issuer

   1 - Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

   2 - Purchase more than 10% of the outstanding voting securities of an issuer.

H. Invest more than 5% in an issuer

   1 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

   2 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

   3 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.


--------------------------------------------------------------------------------
5   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

I. Borrow money

   1 - Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. Under current Board policy, the fund has no current intention to borrow to a material extent.

   2 - Borrow money except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

   3 - Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%. The fund has no current intention to borrow to a material extent.

   4 - Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

J. Concentrate

   1 - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   2 - Intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

K. Loan assets

   1 - Make a loan of any part of its assets to the investment manager, to the board members and officers of the investment manager or to its own board members and officers.

L. Buy on margin or sell short

   1 - Buy on margin or sell short or deal in options to buy or sell securities.

M. Buy stocks, bonds, etc.

   1 - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.


--------------------------------------------------------------------------------
6   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Nonfundamental policies

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

Table 2. Nonfundamental Policies

The following are guidelines that may be changed by the Board at any time:

                                    A        B          C       D        E        F        G       H       I        J          K
                                                                              Investing
                                 Deposit  Illiquid   Invest-  Margin,  Money     to     Foreign  Debt    Equity   Invest
                                    on   securities;  ment   selling  market  control or securi- securi- Securi-  while   Diversifi-
                                  futures  bullion   companies short securities manage   ties(1)  ties    ties  borrowing   cation
Balanced                              1        1       1          2        1        1       25%            3
Cash Management                                2       1     See Table 1                    25%      9
Core Bond                             1        1       2          4        1        1       15%
Diversified Bond                      1        1       1          3        1        1
Diversified Equity Income             1        1       1          2        1        1       25%      7
Emerging Markets                      1        1       1          1        1        1               1,5
Global Bond                           1        1       1          2        1        1                8
Global Inflation Protected Securities 1        1       1          4
Growth                                1        1       1          4        1        1       25%      3
High Yield Bond                       1        1       1          3        1        1       25%            1
Income Opportunities                  1        1       1          4        1        1       25%
International Opportunity             1        1       3          1        1        1
Large Cap Equity                      1        1       1          4        1        1       25%
Large Cap Value                       1        1       1          1        1        1       20%      5
Mid Cap Growth                        1        1       1          1        1        1       15%      4
Mid Cap Value                         1        1       1          2        1        1       25%      6
New Dimensions                        1        1       1          4        1        1       30%
S&P 500 Index                         1        1                  6
Select Value                          1        1       2          1        1                20%      2              1
Short Duration U.S. Government                 1       1          1        5        1        1
Small Cap Advantage                   1        1       1          1        1
Small Cap Value                       1        1       1          1        1                                        1         1,2
Strategy Aggressive                   1        1       1          6        1        1       25%            2

A. Deposit on futures/premiums on options

   1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

B. Illiquid securities

   1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

   2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.


--------------------------------------------------------------------------------
7   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

C. Investment companies

   1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

   2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

   3 - The fund will not invest more than 10% of its total assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.

D. Margin/selling short

   1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

   2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

   3 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

   4 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

   5 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

   6 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in futures contracts.

E. Money market securities

   1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

F. Investing to control or manage

   1 -  The fund will not invest in a company to control or manage it.

G. Foreign securities

   1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

H. Debt securities

   1 -  The fund may invest up to 20% of its net assets in bonds.

   2 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

   3 -  The fund may not purchase debt securities rated below investment grade.

   4 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

   5 - The fund may invest up to 10% of its net assets in bonds rated below investment grade

   6 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

   7 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

   8 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

   9 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

I. Equity securities

   1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

   2 - Under normal market conditions, at least 65% of the fund's total assets are invested in equity securities.

   3 - Under normal market conditions, the Fund invests at least 50% of its total assets in common stock.

J. Invest while borrowing

   1 - The fund will not make additional investments while any borrowing remains outstanding.


--------------------------------------------------------------------------------
8   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

K. Diversification

   1 - Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

   2 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.


--------------------------------------------------------------------------------
9   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Investment Strategies and Types Of Investments


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments                                Allowable for the Fund?

                                                                                                        Diversified
                                                                      Cash      Core       Diversified    Equity      Emerging
                                                       Balanced    Management   Bond          Bond        Income       Markets

Agency and Government Securities                          yes          yes       yes           yes          yes          yes
Borrowing                                                 yes          yes       yes           yes          yes          yes
Cash/Money Market Instruments                             yes          yes       yes           yes          yes          yes
Collateralized Bond Obligations                           yes          no        yes           yes          yes          yes
Commercial Paper                                          yes          yes       yes           yes          yes          yes
Common Stock                                              yes          no        yes           yes          yes          yes
Convertible Securities                                    yes          no        yes           yes          yes          yes
Corporate Bonds                                           yes          no        yes           yes          yes          yes
Debt Obligations                                          yes          yes       yes           yes          yes          yes
Depositary Receipts                                       yes          no        yes           yes          yes          yes
Derivative Instruments (including Options and Futures)    yes          no        yes           yes          yes          yes
Exchange-Traded Funds                                     yes          no        yes           yes          yes          yes
Foreign Currency Transactions                             yes          no        yes           yes          yes          yes
Foreign Securities                                        yes          yes       yes           yes          yes          yes
Funding Agreements                                        yes          yes       yes           yes          yes          yes

High-Yield (High-Risk) Debt Securities (Junk Bonds)       yes          no*       no*           yes          yes          yes

Illiquid and Restricted Securities                        yes          yes       yes           yes          yes          yes
Indexed Securities                                        yes          no        yes           yes          yes          yes
Inflation Protected Securities                            yes          no        yes           yes          yes          yes

Inverse Floaters                                          yes          no        yes           yes          no           no

Investment Companies                                      yes          yes       yes           yes          yes          yes
Lending of Portfolio Securities                           yes          yes       yes           yes          yes          yes
Loan Participations                                       yes          no        yes           yes          yes          yes
Mortgage- and Asset-Backed Securities                     yes          yes       yes           yes          yes          yes
Mortgage Dollar Rolls                                     yes          no        yes           yes          no           no
Municipal Obligations                                     yes          no        yes           yes          yes          yes
Preferred Stock                                           yes          no        yes           yes          yes          yes
Real Estate Investment Trusts                             yes          no        yes           yes          yes          yes
Repurchase Agreements                                     yes          yes       yes           yes          yes          yes
Reverse Repurchase Agreements                             yes          yes       yes           yes          yes          yes
Short Sales                                               no           no        no            no           no           no
Sovereign Debt                                            yes          yes       yes           yes          yes          yes
Structured Products                                       yes          no        yes           yes          yes          yes

Swap Agreements                                           yes          no        yes           yes          no           no

Variable- or Floating-Rate Securities                     yes          yes       yes           yes          yes          yes
Warrants                                                  yes          no        yes           yes          yes          yes
When-Issued Securities and Forward Commitments            yes          no        yes           yes          yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes          no        yes           yes          yes          yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


--------------------------------------------------------------------------------
10   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?

                                                                Global Inflation
                                                        Global      Protected              High Yield     Income    International
                                                         Bond      Securities     Growth      Bond     Opportunities Opportunity

Agency and Government Securities                          yes          yes          yes        yes          yes          yes
Borrowing                                                 yes          yes          yes        yes          yes          yes
Cash/Money Market Instruments                             yes          yes          yes        yes          yes          yes
Collateralized Bond Obligations                           yes          yes          yes        yes          yes          yes
Commercial Paper                                          yes          yes          yes        yes          yes          yes
Common Stock                                              yes          yes          yes        yes          yes          yes
Convertible Securities                                    yes          yes          yes        yes          yes          yes
Corporate Bonds                                           yes          yes          yes        yes          yes          yes
Debt Obligations                                          yes          yes          yes        yes          yes          yes
Depositary Receipts                                       yes          yes          yes        yes          yes          yes
Derivative Instruments (including Options and Futures)    yes          yes          yes        yes          yes          yes
Exchange-Traded Funds                                     yes          yes          yes        yes          yes          yes
Foreign Currency Transactions                             yes          yes          yes        yes          yes          yes
Foreign Securities                                        yes          yes          yes        yes          yes          yes
Funding Agreements                                        yes          yes          yes        yes          yes          yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)       yes          no*          no*        yes          yes          no*
Illiquid and Restricted Securities                        yes          yes          yes        yes          yes          yes
Indexed Securities                                        yes          yes          yes        yes          yes          yes
Inflation Protected Securities                            yes          yes          yes        yes          yes          yes

Inverse Floaters                                          yes          yes          no         yes          yes          no

Investment Companies                                      yes          yes          yes        yes          yes          yes
Lending of Portfolio Securities                           yes          yes          yes        yes          yes          yes
Loan Participations                                       yes          yes          yes        yes          yes          yes
Mortgage- and Asset-Backed Securities                     yes          yes          yes        yes          yes          yes
Mortgage Dollar Rolls                                     yes          yes          no         yes          yes          no
Municipal Obligations                                     yes          yes          yes        yes          yes          yes
Preferred Stock                                           yes          yes          yes        yes          yes          yes
Real Estate Investment Trusts                             yes          yes          yes        yes          yes          yes
Repurchase Agreements                                     yes          yes          yes        yes          yes          yes
Reverse Repurchase Agreements                             yes          yes          yes        yes          yes          yes
Short Sales                                               no           no           no         no           no           no
Sovereign Debt                                            yes          yes          yes        yes          yes          yes
Structured Products                                       yes          yes          yes        yes          yes          yes

Swap Agreements                                           yes          no           yes        yes          yes          no

Variable- or Floating-Rate Securities                     yes          yes          yes        yes          yes          yes
Warrants                                                  yes          yes          yes        yes          yes          yes
When-Issued Securities and Forward Commitments            yes          yes          yes        yes          yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes          yes          yes        yes          yes          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
11   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?

                                                          Large Cap   Large Cap   Mid Cap    Mid Cap        New        S&P 500
                                                           Equity       Value     Growth      Value     Dimensions      Index
Agency and Government Securities                             yes         yes        yes        yes          yes          yes
Borrowing                                                    yes         yes        yes        yes          yes          yes
Cash/Money Market Instruments                                yes         yes        yes        yes          yes          yes
Collateralized Bond Obligations                              yes         yes        yes        yes          yes          yes
Commercial Paper                                             yes         yes        yes        yes          yes          yes
Common Stock                                                 yes         yes        yes        yes          yes          yes
Convertible Securities                                       yes         yes        yes        yes          yes          yes
Corporate Bonds                                              yes         yes        yes        yes          yes          yes
Debt Obligations                                             yes         yes        yes        yes          yes          yes
Depositary Receipts                                          yes         yes        yes        yes          yes          yes
Derivative Instruments (including Options and Futures)       yes         yes        yes        yes          yes          yes
Exchange-Traded Funds                                        yes         yes        yes        yes          yes          yes
Foreign Currency Transactions                                yes         yes        yes        yes          yes          yes
Foreign Securities                                           yes         yes        yes        yes          yes          yes
Funding Agreements                                           yes         yes        yes        yes          yes          yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)          yes         yes        no*        yes          yes          no*
Illiquid and Restricted Securities                           yes         yes        yes        yes          yes          yes
Indexed Securities                                           yes         yes        yes        yes          yes          yes
Inflation Protected Securities                               yes         yes        yes        yes          yes          yes
Inverse Floaters                                             yes         no         no         no           no           no
Investment Companies                                         yes         yes        yes        yes          yes          yes
Lending of Portfolio Securities                              yes         yes        yes        yes          yes          yes
Loan Participations                                          yes         yes        yes        yes          yes          yes
Mortgage- and Asset-Backed Securities                        yes         yes        yes        yes          yes          no
Mortgage Dollar Rolls                                        yes         no         no         no           no           no
Municipal Obligations                                        yes         yes        yes        yes          yes          yes
Preferred Stock                                              yes         yes        yes        yes          yes          yes
Real Estate Investment Trusts                                yes         yes        yes        yes          yes          yes
Repurchase Agreements                                        yes         yes        yes        yes          yes          yes
Reverse Repurchase Agreements                                yes         yes        yes        yes          yes          yes
Short Sales                                                  no          no         no         no           no           yes
Sovereign Debt                                               yes         yes        yes        yes          yes          yes
Structured Products                                          yes         yes        yes        yes          yes          yes
Swap Agreements                                              no          no         no         no           no           no
Variable- or Floating-Rate Securities                        yes         yes        yes        yes          yes          yes
Warrants                                                     yes         yes        yes        yes          yes          yes
When-Issued Securities and Forward Commitments               yes         yes        yes        yes          yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities         yes         yes        yes        yes          yes          yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
12   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?

                                                           Select     Short Duration     Small Cap       Small Cap    Strategy
                                                            Value     U.S. Government    Advantage         Value     Aggressive

Agency and Government Securities                             yes            yes             yes             yes          yes
Borrowing                                                    yes            yes             yes             yes          yes
Cash/Money Market Instruments                                yes            yes             yes             yes          yes
Collateralized Bond Obligations                              no             yes             no              no           yes
Commercial Paper                                             yes            yes             yes             yes          yes
Common Stock                                                 yes            no              yes             yes          yes
Convertible Securities                                       yes            no              yes             yes          yes
Corporate Bonds                                              yes            yes             yes             yes          yes
Debt Obligations                                             yes            yes             yes             yes          yes
Depositary Receipts                                          yes            no              yes             yes          yes
Derivative Instruments (including Options and Futures)       yes            yes             yes             yes          yes
Exchange-Traded Funds                                        yes            yes             yes             yes          yes
Foreign Currency Transactions                                yes            no              yes             yes          yes
Foreign Securities                                           yes            yes             yes             yes          yes
Funding Agreements                                           yes            yes             yes             yes          yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)          yes            no*             no*             yes          yes
Illiquid and Restricted Securities                           yes            yes             yes             yes          yes
Indexed Securities                                           yes            yes             yes             yes          yes
Inflation Protected Securities                               yes            yes             yes             yes          yes
Inverse Floaters                                             no             yes             no              no           no
Investment Companies                                         yes            yes             yes             yes          yes
Lending of Portfolio Securities                              yes            yes             yes             yes          yes
Loan Participations                                          yes            yes             yes             no           yes
Mortgage- and Asset-Backed Securities                        yes            yes             no              yes          yes
Mortgage Dollar Rolls                                        no             yes             no              no           no
Municipal Obligations                                        yes            yes             yes             yes          yes
Preferred Stock                                              yes            no              yes             yes          yes
Real Estate Investment Trusts                                yes            yes             yes             yes          yes
Repurchase Agreements                                        yes            yes             yes             yes          yes
Reverse Repurchase Agreements                                yes            yes             yes             yes          yes
Short Sales                                                  no             yes             no              no           no
Sovereign Debt                                               no             yes             no              no           yes
Structured Products                                          yes            yes             yes             yes          yes

Swap Agreements                                              no             yes             no              no           no

Variable- or Floating-Rate Securities                        yes            yes             yes             yes          yes
Warrants                                                     yes            yes             yes             yes          yes
When-Issued Securities and Forward Commitments               yes            yes             yes             yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities         yes            yes             yes             yes          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

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13   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Active Management Risk. The fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

Allocation Risk. The risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

Credit Risk. For Cash Management and Core Bond. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

For all Fixed Income Funds except Core Bond and Balanced Funds. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The successful use of derivatives depends on our ability to manage these complex instruments.

Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

Foreign/Emerging Markets Risks. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


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14   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Indexing Risk. The fund is managed to an index and the fund's performance therefore will rise and fall as the performance of the index rises and falls.

Inflation Risk. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk. Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. For Equity Funds and Balanced Funds. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

For Fixed Income Funds. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


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15   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Sector Risk. For Global Bond Fund and Emerging Markets Fund. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

For Mid Cap Value Fund. Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

For Money Market Fund. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tracking Error Risk. The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent ant timing of cash flows in and out of the fund and changes in the index.
In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods last for several years.


INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

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16   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

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17   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Debt Securities (Junk Bonds).)


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18   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See the appendix for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

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19   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

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Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

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Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.


At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

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Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

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Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

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Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


High-Yield (High-Risk) Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.


See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

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26   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS
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Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.


Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

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27   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

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28   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

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29   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


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30   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

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31   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS
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Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any Fund subadviser. Subject to policies set by the board, as well as the terms of the investment advisory and subadvisory agreements, the investment manager and all applicable subadvisers (individually and collectively "the investment manager") are authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to the Fund and the other RiverSource mutual funds for which it acts as investment manager (or by any Fund subadviser to any other client of such subadviser).

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.


--------------------------------------------------------------------------------
32   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any Fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the Fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.

                                                                  Aug. 31, 2005        Aug. 31, 2004       Aug. 31, 2003
Balanced                                                                   $0          $2,129,661           $4,515,096
Cash Management                                                                                 0                    0
Core Bond                                                                                     200(a)               N/A
Diversified Bond                                                                           73,033              160,924
Diversified Equity Income                                                                 618,138              404,266
Emerging Markets                                                                          278,501              140,367
Global Bond                                                                                 3,972               10,757
Global Inflation Protected Securities                                                         N/A                  N/A
Growth                                                                                  1,787,494            1,602,857
High Yield Bond                                                                             1,774                    0
Income Opportunities                                                                            0(b)               N/A
International Opportunity                                                               2,646,422            3,486,330
Large Cap Equity                                                                        5,718,476            8,716,167
Large Cap Value                                                                             7,034(a)               N/A
Mid Cap Growth                                                                            121,200               87,081
Mid Cap Value                                                                                 N/A                  N/A
New Dimensions                                                                          4,321,309            2,120,523
S&P 500 Index                                                                              27,420               24,385
Select Value                                                                               16,415(a)               N/A
Short Duration U.S. Government                                                             33,970               64,310
Small Cap Advantage                                                                       770,263              569,268
Small Cap Value                                                                           579,839              473,123
Strategy Aggressive                                                                     1,581,098            1,046,957


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

--------------------------------------------------------------------------------
33   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

In fiscal year 2005, the following transactions and commissions were specifically directed to firms in exchange for research services:

                                 Transactions of shares      Commissions
Balanced
Cash Management                             $                     $
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive


[No transactions were directed to brokers because of research services they provided to the Fund] [except for the affiliates as noted below.]

[As of the end of the most recent fiscal year, ______________ and ________________ held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.]

--------------------------------------------------------------------------------
34   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

[As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:]

                                                         Value of securities
Fund                           Name of Issuer      owned at end of fiscal period
Balanced
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive


The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio positions as quickly and efficiently as a more seasoned fund.

--------------------------------------------------------------------------------
35   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

The portfolio turnover rates for the two most recent fiscal years were as follows:


                                           Aug. 31, 2005      Aug. 31, 2004
Balanced                                         %                  133%
Core Bond                                                           221(a)
Diversified Bond                                                    295
Diversified Equity Income                                            19
Emerging Markets                                                    117
Global Bond                                                         105
Global Inflation Protected Securities                               N/A
Growth                                                              192
High Yield Bond                                                     139
Income Opportunities                                                 36(b)
International Opportunity                                           142
Large Cap Equity                                                    114
Large Cap Value                                                      24(a)
Mid Cap Growth                                                       25
Mid Cap Value                                                       N/A
New Dimensions                                                       55
S&P 500 Index                                                         5
Select Value                                                         13(a)
Short Duration U.S. Government                                      135
Small Cap Advantage                                                 104
Small Cap Value                                                      84
Strategy Aggressive                                                  53


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

A higher turnover rate is the result of more frequent trading of portfolio securities. Frequent tradings may increase the amount of commissions or mark-ups paid to broker-dealers when they buy and sell securities.

--------------------------------------------------------------------------------
36   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of Ameriprise Financial may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The Investment Manager will use an affiliate only if (i) the Investment Manager determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

[No brokerage commissions were paid to brokers affiliated with Ameriprise Financial for the three most recent fiscal years.]

[Information about brokerage commissions paid by each Fund for the last three fiscal periods to brokers affiliated with Ameriprise Financial is contained in the following table:]

As of the end of fiscal period                                            2005                         2004              2003
                                                                                     Percent of
                                                                                  aggregate dollar
                                                                                      amount of
                                                     Aggregate dollar  Percent of   transactions Aggregate dollar   Aggregate dollar
                                                         amount of      aggregate     involving      amount of         amount of
                                           Nature of    commissions     brokerage    payment of     commissions       commissions
Fund                         Broker       affiliation paid to broker   commissions   commissions  paid to broker    paid to broker
Balanced                                              $ _____ *             %              %        $ _____*          $ _____*
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive


(1) American Enterprise Investment Services Inc.


(2) Wholly-owned subsidiary of Ameriprise Financial.


(3) Affiliate of ________________________________________.

(4) Affiliate of ________________________________________.

(5) Affiliate of ________________________________________.

* Represents brokerage clearing fees.

--------------------------------------------------------------------------------
37   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


Fund                          Net assets                         Shares outstanding               Net asset value of one share
Balanced                               $      divided by                                 equals                   $
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

--------------------------------------------------------------------------------
38   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

In accordance with Rule 2a-7 of the 1940 Act, all of the securities in Cash Management's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of Cash Management's securities by the board, at intervals deemed appropriate by it, to determine whether Cash Management's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on Cash Management's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in Cash Management would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


Portfolio Holdings Disclosure

The Fund's board of directors and the investment manager believe that the investment ideas of the investment manager and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


--------------------------------------------------------------------------------
39   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.riversource.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, the investment manager may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation entities identified by name in the Fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.

The Fund's board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.


--------------------------------------------------------------------------------
40   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES


The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager.


The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of the Fund's subadvisers) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information can be accessed through the investment manager's web page, www.riversource.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:

o  On the website accessible through www.riversource.com/investments

o On a website maintained by the Securities and Exchange Commission, www.sec.gov


o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

--------------------------------------------------------------------------------
41   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Selling Shares

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

Capital Loss Carryover

For federal income tax purposes, each Fund had total capital loss carryovers at the end of the most recent fiscal period as follows:


Fund                                             Total capital loss carryovers
Balanced                                                       $
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive


--------------------------------------------------------------------------------
42   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

If not offset by subsequent capital gains, capital loss carryovers will expire as follows:


Fund                                       20__      20__      20__       20__      20__        20__      20__
Balanced                                   $         $         $          $         $           $         $
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Equity Select
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

--------------------------------------------------------------------------------
43   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT


RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial, is the investment manager for the Fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the board, provides investment management services.

For its services, the investment manager is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Balanced


Assets (billions)                               Annual rate at each asset level
First    $0.50                                               0.630%
Next      0.50                                               0.615
Next      1.00                                               0.600
Next      1.00                                               0.585
Next      3.00                                               0.570
Over      6.00                                               0.550


Cash Management

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.510%
Next      0.50                                               0.493
Next      0.50                                               0.475
Next      0.50                                               0.458
Over      2.50                                               0.440

Core Bond

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.630%
Next      1.00                                               0.615
Next      1.00                                               0.600
Next      3.00                                               0.585
Next      3.00                                               0.570
Over      9.00                                               0.555

Diversified Bond

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.610%
Next      1.00                                               0.595
Next      1.00                                               0.580
Next      3.00                                               0.565
Next      3.00                                               0.550
Over      9.00                                               0.535

Diversified Equity Income

Assets (billions)                               Annual rate at each asset level
First    $0.50                                               0.560%
Next      0.50                                               0.545
Next      1.00                                               0.530
Next      1.00                                               0.515
Next      3.00                                               0.500
Over      6.00                                               0.470


--------------------------------------------------------------------------------
44   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Emerging Markets


Assets (billions)                               Annual rate at each asset level
First    $0.25                                               1.170%
Next      0.25                                               1.155
Next      0.25                                               1.140
Next      0.25                                               1.125
Next      1.00                                               1.110
Over      2.00                                               1.095


Global Bond


Assets (billions)                               Annual rate at each asset level
First    $0.25                                               0.840%
Next      0.25                                               0.825
Next      0.25                                               0.810
Next      0.25                                               0.795
Over      1.00                                               0.780


Global Inflation Protected Securities


Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.490%
Next      1.00                                               0.475
Next      1.00                                               0.460
Next      3.00                                               0.445
Next      3.00                                               0.430
Over      9.00                                               0.415

Growth

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.630%
Next      1.00                                               0.615
Next      1.00                                               0.600
Next      3.00                                               0.585
Over      6.00                                               0.570

High Yield Bond

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.620%
Next      1.00                                               0.605
Next      1.00                                               0.590
Next      3.00                                               0.575
Next      3.00                                               0.560
Over      9.00                                               0.545

Income Opportunities

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.640%
Next      1.00                                               0.625
Next      1.00                                               0.610
Next      3.00                                               0.595
Next      3.00                                               0.580
Over      9.00                                               0.565

--------------------------------------------------------------------------------
45   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

International Opportunity


Assets (billions)                               Annual rate at each asset level
First    $0.25                                               0.870%
Next      0.25                                               0.855
Next      0.25                                               0.840
Next      0.25                                               0.825
Next      1.00                                               0.810
Over      2.00                                               0.795

Large Cap Equity

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.630%
Next      1.00                                               0.615
Next      1.00                                               0.600
Next      3.00                                               0.585
Over      6.00                                               0.570

Large Cap Value

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.630%
Next      1.00                                               0.615
Next      1.00                                               0.600
Next      3.00                                               0.585
Over      6.00                                               0.570


Mid Cap Growth

Assets (billions)                               Annual rate at each asset level
First    $0.25                                               0.650%
Next      0.25                                               0.635
Next      0.25                                               0.620
Next      0.25                                               0.605
Next      1.00                                               0.590
Next      1.00                                               0.575
Over      3.00                                               0.560


Mid Cap Value

Assets (billions)                               Annual rate at each asset level
First   $ 1.0                                                0.730%
Next      1.0                                                0.705
Next      1.0                                                0.680
Next      3.0                                                0.655
Next      6.0                                                0.630
Next     12.0                                                0.620
Over     24.0                                                0.610

New Dimensions

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.630%
Next      1.00                                               0.615
Next      1.00                                               0.600
Next      3.00                                               0.585
Over      6.00                                               0.570

--------------------------------------------------------------------------------
46   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

S&P 500 Index

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.290%
Next      1.00                                               0.280
Next      3.00                                               0.270
Over      5.00                                               0.260


Select Value


Assets (billions)                               Annual rate at each asset level
First    $0.50                                               0.810%
Next      0.50                                               0.795
Next      1.00                                               0.780
Next      1.00                                               0.765
Next      3.00                                               0.750
Over      6.00                                               0.720

Short Duration U.S. Government

Assets (billions)                               Annual rate at each asset level
First    $1.00                                               0.610%
Next      1.00                                               0.595
Next      1.00                                               0.580
Next      3.00                                               0.565
Next      3.00                                               0.550
Over      9.00                                               0.535

Small Cap Advantage

Assets (billions)                               Annual rate at each asset level
First    $0.25                                               0.790%
Next      0.25                                               0.770
Next      0.25                                               0.750
Next      0.25                                               0.730
Next      1.00                                               0.710
Over      2.00                                               0.650


Small Cap Value


Assets (billions)                               Annual rate at each asset level
First    $0.25                                               1.020%
Next      0.25                                               1.000
Next      0.25                                               0.980
Next      0.25                                               0.960
Next      1.00                                               0.940
Over      2.00                                               0.920

Strategy Aggressive

Assets (billions)                               Annual rate at each asset level
First    $0.25                                               0.650%
Next      0.25                                               0.635
Next      0.25                                               0.620
Next      0.25                                               0.605
Next      1.00                                               0.590
Over      2.00                                               0.575

--------------------------------------------------------------------------------
47   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to the following percentage on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Fund                                                           Daily rate
Balanced                                                            %
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive

For Balanced, Diversified Equity Income, Emerging Markets, Growth, International Opportunity, Large Cap Equity, Large Cap Value, Mid Cap Growth, Mid Cap Value, New Dimensions, Select Value, Small Cap Advantage, Small Cap Value and Strategy Aggressive, before the fee based on the asset charge is paid, it is adjusted for the Fund's investment performance relative to the Lipper Indexes (individually "Index") presented in the table below. If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the change in the net asset value of one share of the Fund and the change in the Lipper Index. The Lipper Indexes are as follows:

Fund                          Lipper Index
Balanced                      Lipper Balanced Funds Index
Diversified Equity Income     Lipper Equity Income Funds Index
Emerging Markets              Lipper Emerging Markets Funds Index
Growth                        Lipper Large-Cap Growth Funds Index
International Opportunity     Lipper International Large-Cap Core Funds Index
Large Cap Equity              Lipper Large-Cap Core Funds Index
Large Cap Value               Lipper Large-Cap Value Funds Index
Mid Cap Growth                Lipper Mid-Cap Growth Funds Index
Mid Cap Value                 Lipper Mid-Cap Value Funds Index
New Dimensions                Lipper Large-Cap Growth Funds Index
Select Value                  Lipper Multi-Cap Value Funds Index
Small Cap Value               Lipper Small-Cap Value Funds Index
Small Cap Advantage           Lipper Small-Cap Core Funds Index
Strategy Aggressive           Lipper Mid-Cap Growth Funds Index


--------------------------------------------------------------------------------
48   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

The performance difference is then used to determine the adjustment rate. The adjustment rate for Diversified Equity Income, Emerging Markets, Growth, International Opportunity, Large Cap Equity, Large Cap Value, Mid Cap Growth, Mid Cap Value, New Dimensions, Select Value, Small Cap Advantage, Small Cap Value and Strategy Aggressive, computed to five decimal places, is determined in accordance with the following table:


Performance
Difference       Adjustment Rate

0.00%-0.50%      0

0.50%-1.00%      6 basis points times the performance difference over 0.50%
                 (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%      3 basis points, plus 3 basis points times the performance
                 difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%      6 basis points, plus 2 basis points times the performance
                 difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%      10 basis points, plus 1 basis point times the performance
                 difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more    12 basis points


For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to the investment manager will decrease.

The adjustment rate for Balanced, computed to five decimal places, is determined in accordance with the following table:


Performance
Difference       Adjustment Rate

0.00%-0.50%      0

0.50%-1.00%      6 basis points times the Performance Difference over 0.50%
                 (maximum of 3 basis points if a 1% Performance Difference)

1.00%-2.00%      3 basis points, plus 3 basis points times the Performance
                 Difference over 1.00% (maximum 6 basis points if a 2%
                 Performance Difference)

2.00%-3.00%      6 basis points, plus 2 basis points times the Performance
                 Difference over 2.00% (maximum of 8 basis points if a 3%
                 Performance Difference)

3.00% or more    8 basis points


For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00080 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to the investment manager will decrease.


The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

For the most recent fiscal period, the adjustment changed the fee as follows:


                                                         Adjustment
                                                    increased/(decreased)
Fund                                                       fee by
Balanced
Diversified Equity Income                                     $
Emerging Markets
Growth
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
Select Value
Small Cap Value
Small Cap Advantage
Strategy Aggressive


--------------------------------------------------------------------------------
49   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:


Fund                                                                  2005                 2004                2003
Balanced                                                           $                  $14,949,024          $14,961,945
Cash Management                                                                         3,943,361            5,189,115
Core Bond                                                                                 108,039(a)                --
Diversified Bond                                                                       10,267,470           11,121,622
Diversified Equity Income                                                               3,909,591            1,495,598
Emerging Markets                                                                          333,875              134,837
Global Bond                                                                             3,087,011            2,370,419
Global Inflation Protected Securities                                                          --                   --
Growth                                                                                  1,444,157            1,068,315
High Yield Bond                                                                         6,361,088            4,158,089
Income Opportunities                                                                       24,242(b)
International Opportunity                                                               6,271,576            6,108,448
Large Cap Equity                                                                       13,899,157
Large Cap Value                                                                            17,499(a)
Mid Cap Growth                                                                          1,207,591              789,579
Mid Cap Value
New Dimensions                                                                         17,068,182           17,629,745
S&P 500 Index                                                                             691,747              361,397
Select Value                                                                               26,064                   --
Short Duration U.S. Government                                                          2,917,663            2,508,938
Small Cap Advantage                                                                     1,319,284              560,022
Small Cap Value                                                                         1,775,982              876,649
Strategy Aggressive                                                                     4,741,305            5,526,254


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.


Under the current Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of the investment manager, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by the investment manager.


--------------------------------------------------------------------------------
50   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Under the agreement, nonadvisory expenses, net of earnings credits [waivers and expenses reimbursed by the investment manager and its affiiates,] paid for the following fiscal years were as follows:

Fund                                                                  2005                 2004                2003
Balanced                                                           $                     $621,427             $755,600
Cash Management                                                                           153,930              296,307
Core Bond                                                                                  27,209(a)                --
Diversified Bond                                                                          486,884              596,353
Diversified Equity Income                                                                 394,376              192,223
Emerging Markets                                                                           83,718               44,996
Global Bond                                                                               217,046              188,858
Global Inflation Protected Securities                                                          --                   --
Growth                                                                                    307,329              268,161
High Yield Bond                                                                           266,908              250,031
Income Opportunities                                                                        6,812(b)                --
International Opportunity                                                                 418,998              353,295
Large Cap Equity                                                                          471,564                   --
Large Cap Value                                                                             7,089(a)                --
Mid Cap Growth                                                                            212,938              204,710
Mid Cap Value                                                                                  --                   --
New Dimensions                                                                            699,540              902,794
S&P 500 Index                                                                              (3,134)              (4,001)
Select Value                                                                                5,496(a)                --
Short Duration U.S. Government                                                            151,503              155,494
Small Cap Advantage                                                                       107,639              131,572
Small Cap Value                                                                           232,430              318,514
Strategy Aggressive                                                                       220,604              285,548


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.


Portfolio Managers

The Portfolio Managers of the Fund are
_______________________________________. They are the persons primarily responsible for investing the Fund's assets on a daily basis.

Other Accounts Managed

Potential Conflicts of Interest

Structure of Compensation

Ownership of Fund Shares

(Information for this section to be provided later)


--------------------------------------------------------------------------------
51   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Subadvisory Agreement


Emerging Markets and International Opportunity

The assets of the Fund are managed by a Subadviser that has been selected by the investment manager, subject to the review and approval of the board. The investment manager has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and the investment manager does not expect to make frequent changes of Subadvisers.

The Subadviser has discretion, subject to oversight by the board and the investment manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

Threadneedle International Limited: Threadneedle International Limited (Threadneedle), a direct wholly owned subsidiary of Ameriprise Financial, 60 St. Mary Axe, London EC3A 8JQ, England, subadvises the assets in Emerging Markets and International Opportunity. Threadneedle, subject to supervision and approval of the investment manager, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Under the Subadvisory Agreement, the fee, based on average daily net assets that is subject to the Subadviser's investment discretion is equal to:

Assets (billions)            Emerging Markets        International Opportunity
First     $0.15                    0.45%                      0.35%
Next       0.50                    0.40                       0.30
Next       0.50                    0.35                       0.25
Over       1.15                    0.30                       0.20

The total amount paid by the investment manager to Threadneedle for each Fund for the fiscal year 2005 and fiscal period 2004 was as follows:

Fund                                         2005               2004
Emerging Markets                           $                   $ 32,134
International Opportunity                                       477,868

The Subadvisory Agreement with Threadneedle provides for a performance incentive adjustment ("PIA") to Threadneedle's monthly subadvisory fee. The adjustment for Threadneedle is based on the performance of one share of the Fund and the change in the Lipper peer group index that appears in the prospectus for the Fund (Index). The performance of the Fund and the Index will be calculated using the same method as described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to the fees payable to Threadneedle, whether positive or negative, shall be equal to one-half (1/2) of the PIA made to the investment management fee that the investment manager is currently entitled to under the terms of the Advisory Agreement. The PIA is effective Dec. 1, 2004.

Former Subadviser for Emerging Markets and International Opportunity: American Express Asset Management International Inc. (AEAMI) (now known as RiverSource Investments, LLC) subadvised the assets in Emerging Markets and International Opportunity under a Subadvisory Agreement with the investment manager from Fund inception through July 9, 2004. Under the Subadvisory Agreement, AEAMI received an annual fee of 0.35% of average daily net assets. The total amount paid by the investment manager to AEAMI for each Fund for the following fiscal years was as follows:

Fund                                         2004               2003
Emerging Markets                          $   70,099         $   41,689
International Opportunity                  2,372,049          2,564,968


Small Cap Advantage


The assets of Small Cap Advantage are managed by a Subadviser that has been selected by the investment manager, subject to the review and approval of the board. The investment manager has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and the investment manager does not expect to make frequent changes of Subadvisers.


--------------------------------------------------------------------------------
52   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

The Subadviser has discretion, subject to oversight by the board and the investment manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

Kenwood Capital Management LLC (Kenwood), an indirect partially owned subsidiary of the investment manager located at Metropolitan Center, Suite 2300, 333 South 7th Street, Minneapolis, MN 55402, subadvises the assets of Small Cap Advantage. Kenwood, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager.

Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to Kenwood investment discretion is equal to 0.35%.

Under the agreement, the total amount paid for Small Cap Advantage was $__________ for fiscal year 2005, $541,441 for fiscal year 2004 and $242,909 for fiscal year 2003.

Select Value

The assets of Select Value are managed by a Subadviser that has been selected by the investment manager, subject to the review and approval of the board. The investment manager has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of Select Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and the investment manager does not expect to make frequent changes of Subadvisers.

The Subadviser has discretion, subject to oversight by the board and the investment manager, to purchase and sell portfolio assets, consistent with Select Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Select Value are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

Gabelli: GAMCO Asset Management, Inc., which does business under the name Gabelli Asset Management Company, located at One Corporate Center, Rye, NY 10580, subadvises the Fund's assets. The Subadviser, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of Partners Select Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Select Value Fund and RiverSource VP - Select Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.40% on the first $500 million, reducing to 0.30% as assets increase. The total amount paid for RiverSource VP - Select Value Fund was $_________ for fiscal year 2005, and $13,489 for fiscal period 2004. Gabelli began subadvising RiverSource VP - Select Value Fund in January 2004.


Partners Small Cap Value


The assets of Small Cap Value are managed by five Subadvisers that have been selected by the investment manager, subject to the review and approval of the board. The investment manager has recommended the Subadvisers for Small Cap Value to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of Small Cap Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and the investment manager does not expect to make frequent changes of Subadvisers.

The investment manager allocates the assets of Small Cap Value among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and the investment manager, to purchase and sell portfolio assets, consistent with Small Cap Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Small Cap Value are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.


--------------------------------------------------------------------------------
53   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

GSAM: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, 17th Floor, New York, New York, subadvises a portion of Small Cap Value's assets. GSAM, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. GSAM is a division of the Goldman Sachs Group, Inc., a publicly traded financial services company, located at 85 Broad Street, New York, New York. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP - Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.60% on the first $100 million, reducing to 0.55% as assets increase. The total amount paid for RiverSource VP - Small Cap Value was $__________ for fiscal year 2005, $318,678 for fiscal year 2004 and $10,731 for fiscal period 2003. The Subadviser began subadvising RiverSource VP - Small Cap Value Fund on Aug. 11, 2003.

Royce: Royce & Associates, LLC (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises a portion of Small Cap Value's assets. Royce, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP - Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .80% on the first $50 million, reducing to ..60% as assets increase. The total amount paid for RiverSource VP - Small Cap Value was $__________ for fiscal year 2005, $470,848 for fiscal year 2004 and $324,032 for fiscal year 2003.

Franklin: Franklin Portfolio Associates LLC (Franklin Portfolio Associates), located at One Boston Place, 29th Floor, Boston, Massachusetts, subadvises a portion of Partners Small Cap Value's assets. Franklin, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation, located at One Mellon Center, Pittsburgh, Pennsylvania. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP - Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .60% on the first $100 million reducing to .55% as assets increase. The total amount paid for RiverSource VP - Small Cap Value Fund was $________ for fiscal year 2005 and $62,780 for fiscal period 2004. Franklin Portfolio Associates began subadvising RiverSource VP - Small Cap Value Fund on March 15, 2004.

BHMS: Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas, subadvises Small Cap Value's assets. BHMS, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. BMHS is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP
- Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 1.00% on the first $10 million reducing to .30% as assets increase. The total amount paid for RiverSource VP - Small Cap Value Fund was $______________ for fiscal year 2005 and $58,516 for fiscal period 2004. BHMS began subadvising RiverSource VP - Small Cap Value Fund on March 15, 2004.

Donald Smith: Donald Smith & Co., Inc. (Donald Smith), located at East 80 Route 4, Suite 360, Paramus, New Jersey, subadvises a portion of Small Cap Value's assets. Donald Smith, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP - Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .60% on the first $175 million reducing to .55% as assets increase. The total amount paid RiverSource VP - Small Cap Value Fund was $______________ for fiscal year 2005 and $66,278 for fiscal period 2004. Donald Smith began subadvising RiverSource VP - Small Cap Value Fund on March 15, 2004.

Former Subadvisers for RiverSource VP - Small Cap Value Fund: National City Investment Manager (National City) subadvised a portion of RiverSource VP - Small Cap Value Fund's assets from Aug. 1, 2002 to Aug. 10, 2003. The total amount paid to National City was $78,050 for fiscal period 2003 (from Oct. 1, 2002 to Aug. 10, 2003).

Third Avenue Management LLC (Third Avenue) subadvised a portion of RiverSource VP - Small Cap Value Fund's assets from RiverSource VP - Small Cap Value Fund's inception to March 2004. The total amount paid for RiverSource VP - Small Cap Value Fund to Third Avenue was $________for fiscal period 2004 and $125,228 for fiscal year 2003.


--------------------------------------------------------------------------------
54   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

ADMINISTRATIVE SERVICES AGREEMENT


The Funds have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the Funds pay Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

Balanced


Assets (billions)                               Annual rate at each asset level
First       $0.50                                            0.040%
Next         0.50                                            0.035
Next         1.00                                            0.030
Next         1.00                                            0.025
Next         3.00                                            0.020
Over         6.00                                            0.020

Cash Management

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.030%
Next         0.50                                            0.027
Next         0.50                                            0.025
Next         0.50                                            0.022
Over         2.50                                            0.020

Core Bond

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Next         3.00                                            0.030
Over         9.00                                            0.025

Diversified Bond

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Next         3.00                                            0.030
Over         9.00                                            0.025

Diversified Equity Income

Assets (billions)                               Annual rate at each asset level
First       $0.50                                            0.040%
Next         0.50                                            0.035
Next         1.00                                            0.030
Next         1.00                                            0.025
Next         3.00                                            0.020
Over         6.00                                            0.020

--------------------------------------------------------------------------------
55   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Emerging Markets


Assets (billions)                               Annual rate at each asset level
First       $0.25                                            0.100%
Next         0.25                                            0.090
Next         0.25                                            0.080
Next         0.25                                            0.070
Next         1.00                                            0.060
Over         2.00                                            0.050


Global Bond


Assets (billions)                               Annual rate at each asset level
First       $0.25                                            0.060%
Next         0.25                                            0.055
Next         0.25                                            0.050
Next         0.25                                            0.045
Over         1.00                                            0.040


Global Inflation Protected Securities


Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Next         3.00                                            0.030
Over         9.00                                            0.025

Growth

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Over         6.00                                            0.030

High Yield Bond

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Next         3.00                                            0.030
Over         9.00                                            0.025

Income Opportunities

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Next         3.00                                            0.030
Over         9.00                                            0.025

--------------------------------------------------------------------------------
56   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

International Opportunity


Assets (billions)                               Annual rate at each asset level
First       $0.25                                            0.060%
Next         0.25                                            0.055
Next         0.25                                            0.050
Next         0.25                                            0.045
Next         1.00                                            0.040
Over         2.00                                            0.035

Large Cap Equity

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Over         6.00                                            0.030

Large Cap Value

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Over         6.00                                            0.030

Mid Cap Growth

Assets (billions)                               Annual rate at each asset level
First       $0.25                                            0.060%
Next         0.25                                            0.055
Next         0.25                                            0.050
Next         0.25                                            0.045
Next         1.00                                            0.040
Next         1.00                                            0.035
Over         3.00                                            0.030


Mid Cap Value

Assets (billions)                               Annual rate at each asset level
First      $ 1.0                                             0.050%
Next         1.0                                             0.045
Next         1.0                                             0.040
Next         3.0                                             0.035
Next         6.0                                             0.030
Next        12.0                                             0.025
Over        24.0                                             0.020


New Dimensions

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Over         6.00                                            0.030

--------------------------------------------------------------------------------
57   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

S&P 500 Index

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.080%
Next         1.00                                            0.075
Next         3.00                                            0.070
Over         5.00                                            0.065


Select Value


Assets (billions)                               Annual rate at each asset level
First       $0.50                                            0.060%
Next         0.50                                            0.055
Next         1.00                                            0.050
Next         1.00                                            0.045
Next         3.00                                            0.040
Over         6.00                                            0.035

Short Duration U.S. Government

Assets (billions)                               Annual rate at each asset level
First       $1.00                                            0.050%
Next         1.00                                            0.045
Next         1.00                                            0.040
Next         3.00                                            0.035
Next         3.00                                            0.030
Over         9.00                                            0.025

Small Cap Advantage

Assets (billions)                               Annual rate at each asset level
First       $0.25                                            0.060%
Next         0.25                                            0.055
Next         0.25                                            0.050
Next         0.25                                            0.045
Next         1.00                                            0.040
Over         2.00                                            0.035


Small Cap Value


Assets (billions)                               Annual rate at each asset level
First       $0.25                                            0.080%
Next         0.25                                            0.075
Next         0.25                                            0.070
Next         0.25                                            0.065
Next         1.00                                            0.060
Over         2.00                                            0.055

Strategy Aggressive

Assets (billions)                               Annual rate at each asset level
First       $0.25                                            0.060%
Next         0.25                                            0.055
Next         0.25                                            0.050
Next         0.25                                            0.045
Next         1.00                                            0.040
Over         2.00                                            0.035

--------------------------------------------------------------------------------
58   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:


                                                              Fees paid during
Fund                                        Daily rates      prior fiscal year
Balanced                                         %                   $
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive


The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Third parties with which Ameriprise Financial contracts to provide services for the Fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.


PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, the Fund and IDS Life Insurance Company (IDS Life) entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

--------------------------------------------------------------------------------
59   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Fees paid for the following fiscal periods were as follows:


                                                         Fees paid during
Fund                                                     prior fiscal year
Balanced                                                         $
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Strategy Aggressive


The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT


The Fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES


The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.


--------------------------------------------------------------------------------
60   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

VOTING RIGHTS


For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the Fund. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

 FUND HISTORY TABLE FOR FUNDS MANAGED BY RIVERSOURCE INVESTMENTS*

                                                                        Date of         Form of     State of     Fiscal
                                                                     organization    organization organization  year end Diversified
AXP Variable Portfolio - Income Series, Inc.                        4/27/81, 6/13/86(1) Corporation   NV/MN        8/31
   RiverSource Variable Portfolio - Core Bond Fund                                                                            Yes
   RiverSource Variable Portfolio - Diversified Bond Fund(2)                                                                  Yes
   RiverSource Variable Portfolio - Global Bond Fund                                                                           No
   RiverSource Variable Portfolio - Global Inflation
      Protected Securities Fund                                                                                                No
   RiverSource Variable Portfolio - High Yield Bond Fund(2)                                                                   Yes
   RiverSource Variable Portfolio - Income Opportunities Fund                                                                 Yes
   RiverSource Variable Portfolio - Short Duration U.S.
      Government Fund(2)                                                                                                      Yes
AXP Variable Portfolio - Investment Series, Inc.                    4/27/81, 6/13/86(1) Corporation   NV/MN        8/31
   RiverSource Variable Portfolio - Emerging Markets Fund                                                                     Yes
   RiverSource Variable Portfolio - Growth Fund                                                                               Yes
   RiverSource Variable Portfolio - International Opportunity Fund                                                            Yes
   RiverSource Variable Portfolio - Large Cap Equity Fund                                                                     Yes
   RiverSource Variable Portfolio - Large Cap Value Fund                                                                      Yes
   RiverSource Variable Portfolio - Mid Cap Growth                                                                            Yes
   RiverSource Variable Portfolio - Mid Cap Value Fund                                                                        Yes
   RiverSource Variable Portfolio - New Dimensions Fund                                                                       Yes
   RiverSource Variable Portfolio - S&P 500 Index Fund                                                                        Yes
   RiverSource Variable Portfolio - Small Cap Advantage Fund                                                                  Yes
   RiverSource Variable Portfolio - Strategy Aggressive Fund                                                                  Yes
AXP Variable Portfolio - Managed Series, Inc.                                 3/5/85    Corporation      MN        8/31
   RiverSource Variable Portfolio - Balanced Fund                                                                             Yes
   RiverSource Variable Portfolio - Diversified Equity Income Fund                                                            Yes
AXP Variable Portfolio - Money Market Series, Inc.                  4/27/81, 6/13/86(1) Corporation   NV/MN        8/31
   RiverSource Variable Portfolio - Cash Management Fund                                                                      Yes
AXP Variable Portfolio - Partners Series, Inc.                                5/9/01    Corporation      MN        8/31
   RiverSource Variable Portfolio - Select Value Fund                                                                         Yes
   RiverSource Variable Portfolio - Small Cap Value Fund                                                                      Yes
AXP Variable Portfolio - Select Series, Inc.                                 3/18/04    Corporation      MN       12/31
   RiverSource Variable Portfolio - Core Equity Fund                                                                          Yes

* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.


(1)  Date merged into a Minnesota corporation.


(2) Effective June 27, 2003, VP - Bond Fund changed its name to VP - Diversified Bond Fund, VP - Extra Income Fund changed its name to VP - High Yield Bond Fund and VP - Federal Income Fund changed its name to VP - Short Duration U.S. Government Fund.

(3) Effective July 9, 2004, VP - Capital Resource Fund changed its name to VP - Large Cap Equity Fund, VP - Emerging Markets Fund changed its name to VP - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.

(4) Effective Oct. 1, 2005, VP - Equity Select Fund changed its name to VP - Mid Cap Growth Fund, VP - Threadneedle International Fund changed its name to VP - International Opportunity Fund, and VP Managed Fund changed its name to VP - Balanced Fund.


--------------------------------------------------------------------------------
61   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 90 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name, address, age                     Position held with      Principal occupation    Other directorships     Committee memberships
                                       Fund and length of      during past five years
                                       service
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Arne H. Carlson                        Board member            Chair, Board Services                           Joint Audit,
901 S. Marquette Ave.                  since 1999              Corporation (provides                           Contracts, Executive,
Minneapolis, MN 55402                                          administrative                                  Investment Review,
Age 70                                                         services to boards).                            Board Effectiveness
                                                               Former Governor
                                                               of Minnesota
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Philip J. Carroll, Jr.                 Board member            Retired Chairman and    Scottish Power PLC,     Joint Audit,
901 S. Marquette Ave.                  since 2002              CEO, Fluor              Vulcan Materials        Executive,
Minneapolis, MN 55402                                          Corporation             Company, Inc.           Investment Review
Age 67                                                         (engineering and        (construction
                                                               construction)
                                                               since
                                                               materials/chemicals)
                                                               1998
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Livio D. DeSimone                      Board member            Retired Chair of the    Cargill, Incorporated   Joint Audit,
30 Seventh Street East                 since 2001              Board and Chief         (commodity merchants    Executive,
Suite 3050                                                     Executive Officer,      and processors),        Investment Review
St. Paul, MN 55101-4901                                        Minnesota Mining and    General Mills, Inc.
Age 71                                                         Manufacturing (3M)      (consumer foods),
                                                                                       Vulcan Materials
                                                                                       Company (construction
                                                                                       materials/chemicals),
                                                                                       Milliken & Company
                                                                                       (textiles and
                                                                                       chemicals), and Nexia
                                                                                       Biotechnologies, Inc.
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Patricia M. Flynn                      Board member            Trustee Professor of                            Investment Review,
901 S. Marquette Ave.                  since 2004              Economics and                                   Joint Audit
Minneapolis, MN 55402                                          Management, Bentley
Age 54                                                         College since 2002;
                                                               former Dean, McCallum
                                                               Graduate School of
                                                               Business, Bentley
                                                               College from
                                                               1999 to 2002
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Anne P. Jones                          Board member            Attorney and                                    Joint Audit,
901 S. Marquette Ave.                  since 1985              Consultant                                      Board Effectiveness,
Minneapolis, MN 55402                                                                                          Executive,
Age 70                                                                                                         Investment Review
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Stephen R. Lewis, Jr.                  Board member            Retired President and   Valmont Industries,     Contracts,
901 S. Marquette Ave.                  since 2002              Professor of            Inc.                    Investment Review,
Minneapolis, MN 55402                                          Economics, Carleton     (manufactures           Executive,
Age 66                                                         College                 irrigation systems)     Board Effectiveness
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Catherine James Paglia                 Board member            Director, Enterprise    Strategic               Investment Review,
901 S. Marquette Ave.                  since 2004              Asset Management,       Distribution, Inc.      Contracts
Minneapolis, MN 55402                                          Inc. (private real      (transportation,
Age 52                                                         estate and asset        distribution and
                                                               management company)     logistics consultants)
                                                               since 1999
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Alan K. Simpson                        Board member            Former three-term                               Investment Review,
1201 Sunshine Ave.                     since 1997              United States Senator                           Board Effectiveness
Cody, WY 82414                                                 for Wyoming
Age 73
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Alison Taunton-Rigby                   Board member            Founder and Chief       Hybridon, Inc.          Investment Review,
901 S. Marquette Ave.                  since 2002              Executive Officer,      (biotechnology)         Contracts
Minneapolis, MN 55402                                          RiboNovix, Inc. since
Age 61                                                         2004;
                                                               President, Forester
                                                               Biotech since 2000;
                                                               prior to that,
                                                               President and CEO,
                                                               Aquila
                                                               Biopharmaceuticals,
                                                               Inc.
-------------------------------------- ----------------------- ----------------------- ----------------------- ---------------------


--------------------------------------------------------------------------------
62 -- AMERIPRISE VARIABLE PORTFOLIO FUNDS

Board Member Affiliated with Ameriprise Financial, Inc. (formerly AEFC)

Name, address, age                     Position held with      Principal occupation   Other directorships     Committee memberships
                                       Fund and length of      during past five
                                       service                 years
-------------------------------------- ----------------------- ---------------------- ----------------------- ----------------------
William F. Truscott                    Board member            Senior Vice
53600 Ameriprise Financial Center      since 2001,             President - Chief
Minneapolis, MN 55474                  Vice President          Investment Officer
Age 44                                 since 2002              of Ameriprise
                                                               Financial, Inc. and
                                                               RiverSource
                                                               Investments, LLC
                                                               since 2001.
                                                               Former Chief
                                                               Investment Officer
                                                               and Managing
                                                               Director, Zurich
                                                               Scudder Investments
-------------------------------------- ----------------------- ---------------------- ----------------------- ----------------------

* Interested person by reason of being an officer, director and/or employee of Ameriprise Financial, Inc. (formerly known as American Express Financial
    Corporation) or of RiverSource Investments, LLC, its wholly owned subsidiary. The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                     Position held with      Principal occupation   Other directorships     Committee memberships
                                       Fund and length of      during past five
                                       service                 years
-------------------------------------- ----------------------- ---------------------- ----------------------- ----------------------
Jeffrey P. Fox                         Treasurer               Vice President -
105 AXP Financial Center               since 2002              Investment
Minneapolis, MN 55474                                          Accounting,
Age 50                                                         Ameriprise
                                                               Financial, since
                                                               2002; Vice President
                                                               - Finance, American
                                                               Express Company,
                                                               2000-2002; Vice
                                                               President -
                                                               Corporate
                                                               Controller,
                                                               Ameriprise
                                                               Financial, 1996-2000
-------------------------------------- ----------------------- ---------------------- ----------------------- ----------------------
Paula R. Meyer                         President               Senior Vice
596 AXP Financial Center               since 2002              President and
Minneapolis, MN 55474                                          General Manager -
Age 51                                                         Mutual Funds,
                                                               Ameriprise
                                                               Financial, since
                                                               2002; Vice President
                                                               and Managing
                                                               Director -
                                                               Ameriprise Financial
                                                               funds, Ameriprise
                                                               Financial,
                                                               2000-2002; Vice
                                                               President,
                                                               Ameriprise
                                                               Financial, 1998-2000
-------------------------------------- ----------------------- ---------------------- ----------------------- ----------------------
Leslie L. Ogg                          Vice President,         President of Board
901 S. Marquette Ave.                  General Counsel, and    Services Corporation
Minneapolis, MN 55402                  Secretary since 1978
Age 66
-------------------------------------- ----------------------- ---------------------- ----------------------- ----------------------
Beth E. Weimer                         Chief Compliance        Vice President and
172 AXP Financial Center               Officer since 2004      Chief Compliance
Minneapolis, MN 55474                                          Officer, Ameriprise
Age 52                                                         Financial, since
                                                               2001; Vice President
                                                               and Chief Compliance
                                                               Officer, Ameriprise
                                                               Financial Services
                                                               (formerly American
                                                               Express Financial
                                                               Advisors),
                                                               2001-2005; Partner,
                                                               Arthur Andersen
                                                               Regulatory Risk
                                                               Services,
                                                               1998-2001
-------------------------------------- ----------------------- ---------------------- ----------------------- ----------------------


--------------------------------------------------------------------------------
63   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with the investment manager, one of its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work

Executive Committee -- Acts for the board between meetings of the board. The committee held ___ meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held ____ meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held ____ meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held ______ meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held _____ meetings during the last fiscal year.

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

All funds. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of all funds overseen by the Board member.

Board Member Holdings -- All Funds

Based on net asset values as of Dec. 31, 2004

                              Aggregate dollar range of equity securities of all
Board member                            funds overseen by Board member
Arne H. Carlson                                  Over $100,000
Philip J. Carroll, Jr.*                              None
Livio D. DeSimone*                               Over $100,000
Patricia M. Flynn                               $10,001-$50,000
Anne P. Jones                                    Over $100,000
Stephen R. Lewis, Jr.*                          $10,001-$50,000
Catherine James Paglia                               None
Alan K. Simpson                                $50,000-$100,000
Alison Taunton-Rigby                             Over $100,000
William F. Truscott                              Over $100,000

* Three independent directors have deferred compensation invested in share equivalents.

  As of Dec. 31, 2004, each owned:
    Philip J. Carroll, Jr.                     $10,001-$50,000
    Livio D. DeSimone                            Over $100,000
    Stephen R. Lewis, Jr.                     $50,001-$100,000


--------------------------------------------------------------------------------
64   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Holdings in each individual fund. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of each fund.

Board Member Holdings - Individual Funds

                                                      Dollar range of equity securities in the fund
                            Carlson   Carroll   DeSimone    Flynn     Jones     Lewis     Paglia    Simpson   Taunton  Truscott
Fund                                                                                                           Rigby
Balanced                     None      None       None      None      None      None       None      None      None      None
Cash Management              None      None       None      None      None      None       None      None      None      None
Core Bond                    None      None       None      None      None      None       None      None      None      None
Diversified Bond             None      None       None      None      None      None       None      None      None      None
Diversified Equity Income    None      None       None      None      None      None       None      None      None      None
Emerging Markets             None      None       None      None      None      None       None      None      None      None
Global Bond                  None      None       None      None      None      None       None      None      None      None
Global Equity                None      None       None      None      None      None       None      None      None      None
Global Inflation
  Protected Securities       None      None       None      None      None      None       None      None      None      None
Growth                       None      None       None      None      None      None       None      None      None      None
High Yield Bond              None      None       None      None      None      None       None      None      None      None
Income Opportunities         None      None       None      None      None      None       None      None      None      None
International Opportunity    None      None       None      None      None      None       None      None      None      None
Large Cap Equity             None      None       None      None      None      None       None      None      None      None
Large Cap Value              None      None       None      None      None      None       None      None      None      None
Mid Cap Growth               None      None       None      None      None      None       None      None      None      None
Mid Cap Value                None      None       None      None      None      None       None      None      None      None
New Dimensions               None      None       None      None      None      None       None      None      None      None
S&P 500 Index                None      None       None      None      None      None       None      None      None      None
Select Value                 None      None       None      None      None      None       None      None      None      None
Short Duration
  U.S. Government            None      None       None      None      None      None       None      None      None      None
Small Cap Advantage          None      None       None      None      None      None       None      None      None      None
Small Cap Value              None      None       None      None      None      None       None      None      None      None
Stock                        None      None       None      None      None      None       None      None      None      None
Strategy Aggressive          None      None       None      None      None      None       None      None      None      None

Deferred compensation invested in share equivalents:

  A. Carroll     Global Technology             $10,001-$50,000

  B. DeSimone    High Yield Bond              $50,001-$100,000
                 Small Cap Value              $50,001-$100,000
                 Small Cap Advantage          $50,001-$100,000

  C. Lewis       International Opportunity     $10,001-$50,000
                 Diversified Equity Income    $50,001-$100,000
                 Emerging Markets              $10,001-$50,000


--------------------------------------------------------------------------------
65   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal year.

Board Member Compensation -- All Funds

Board members*                    Total Cash Compensation
                     from RiverSource Funds and Preferred Trust Master
                              Trust Group Paid to Board Member
Philip J. Carroll, Jr.
Livio D. DeSimone
Patricia M. Flynn
Anne P. Jones
Stephen R. Lewis, Jr.
Catherine James Paglia
Alan K. Simpson
Alison Taunton-Rigby
* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

Compensation from each fund. The following table shows the compensation to the Board members from each fund during its last fiscal period.

Board Member* Compensation -- Individual Funds
                                                                  Aggregate Compensation from Fund
                                        Carroll    DeSimone    Flynn     Jones    Lewis    Paglia      Simpson    Taunton-
Fund                                                                                                                Rigby
Balanced
Cash Management
Core Bond
Diversified Bond
Diversified Equity Income
Emerging Markets
Global Bond
Global Equity
Global Inflation Protected Securities
Growth
High Yield Bond
Income Opportunities
International Opportunity
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Short Duration U.S. Government
Small Cap Advantage
Small Cap Value
Stock
Strategy Aggressive

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** The fund pays no fees or expenses to Board members until the assets of the fund reach $20 million. No compensation was paid during the last fiscal period.


--------------------------------------------------------------------------------
66   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Control Persons and Principal Holders of Securities


IDS Life and its subsidiaries are the record holders of all outstanding shares of the Fund. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaimed beneficial ownership of all shares of the Fund.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
67   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Appendix A

DESCRIPTION OF MONEY MARKET SECURITIES

The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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68   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Commercial Paper Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes Ratings

Short-term municipal bonds and notes are ratings that reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

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69   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

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70   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Appendix B

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
71   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Moody's Long-Term Debt Ratings
Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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72   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
--------------------------------------------------------------------------------
73   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
74   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

Appendix C

ADDITIONAL INFORMATION ABOUT THE INDEX


Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Variable Portfolio
- S&P 500 Index Fund or the timing of the issuance or sale of Variable Portfolio
- S&P 500 Index Fund or in the determination or calculation of the equation by which Variable Portfolio - S&P 500 Index Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Variable Portfolio - S&P 500 Index Fund shares.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
75   --   AMERIPRISE VARIABLE PORTFOLIO FUNDS

                                                             S-6466-20 Y (10/05)

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated November 15, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(b)      By-Laws as amended January 11, 2001, filed electronically as Exhibit
         (b) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation, dated December 1, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Large Cap Value Fund and American Express Financial Corporation dated September 10, 2003 filed electronically as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of its underlying series AXP Variable Portfolio - Mid Cap Value Fund, and American Express Financial Corporation, dated Jan. 12, 2005, filed electronically on or about April 25, 2005 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
         - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(5) Subadvisory Agreement by and between American Express Financial Corporation and Threadneedle International Limited, dated July 10, 2004, filed electronically on or about Oct. 27, 2004 as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(6) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(7) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Strategy Aggressive Fund and AXP Variable Portfolio - International Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(23) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(8) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(9) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - New Dimensions Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(25) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(10) Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio Investment Series, Inc. on behalf of AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 40 filed on or about May 28, 1999, is incorporated by reference.

(d)(11) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Growth Fund, and AXP Variable Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(27) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(12) Administrative Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(14) to Registrant's Post - Effective Amendment No. 43 filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(13) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit
         (d)(29) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(14) Administrative Service Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 45 filed on or about May 16, 2001, is incorporated by reference.

(d)(15) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(31) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(16) Administrative Service Agreement between Registrant on behalf of AXP Variable Portfolio - Large Cap Value Fund and American Express Financial Corporation, dated September 10, 2003 filed electronically as Exhibit (d)(36) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(17) Administrative Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Mid Cap Value Fund, and American Express Financial Corporation dated Jan. 12, 2005, filed electronically on or about April 25, 2005 as Exhibit (d)(17) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-73115 is incorporated by reference.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(g)(3) Custodian Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio
         - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Trust Company, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(g)(5) Custodian Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Trust Company, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 45, filed on or about May 16, 2001, is incorporated by reference.

(g)(6) Custodian Agreement between Registrant, on behalf of AXP Variable Portfolio - Large Cap Value Fund, and American Express Trust Company, dated September 10, 2003 filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(g)(7) Custodian Agreement between Registrant, on behalf of AXP Variable Portfolio - Mid Cap Value Fund, and American Express Trust Company dated Jan. 12, 2005, filed electronically on or about April 25, 2005 as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-73115 is incorporated by reference.

(g)(8) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(9) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(10) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(11) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(12) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) Agreement and Plan of Reorganization, dated Jan. 8, 2004, between IDS Life Series, Fund, on behalf of its series, IDS Life Series - Equity Portfolio, and AXP Variable Portfolio - Investment Series, Inc., on behalf of its series, AXP Variable Portfolio - Capital Resource Fund, and American Express Financial Corporation filed electronically on or about Oct. 27, 2004 as Exhibit (h)(2) to Registrant's Post-Effective Amendment 52 to Registration Statement No. 2-73115 is incorporated by reference.

(h)(3) Agreement and Plan of Reorganization, dated Jan. 8, 2004, between IDS Life Series, Fund, on behalf of its series, IDS Life Series - International Equity Portfolio, and AXP Variable Portfolio - Investment Series, Inc., on behalf of its series, AXP Variable Portfolio - International Fund, and American Express Financial Corporation filed electronically on or about Oct. 27, 2004 as Exhibit
         (h)(3) to Registrant's Post-Effective Amendment 52 to Registration Statement No. 2-73115 is incorporated by reference.

(h)(4) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - Equity Select Fund, a series of AXP Variable Portfolio - Investment Series, Inc. filed electronically on or about Oct. 27, 2004 as Exhibit (h)(4) to Registrant's Post-Effective Amendment 52 to Registration Statement No. 2-73115 is incorporated by reference.

(h)(5) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - Large Cap Value Fund, a series of AXP Variable Portfolio - Investment Series, Inc. filed electronically on or about Oct. 27, 2004 as Exhibit (h)(5) to Registrant's Post-Effective Amendment 52 to Registration Statement No. 2-73115 is incorporated by reference.

(h)(6) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - S&P 500 Index Fund, a series of AXP Variable Portfolio - Investment Series, Inc. filed electronically on or about Oct. 27, 2004 as Exhibit (h)(6) to Registrant's Post-Effective Amendment 52 to Registration Statement No. 2-73115 is incorporated by reference.

(h)(7) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - Threadneedle Emerging Markets Fund, a series of AXP Variable Portfolio
         - Investment Series, Inc. filed electronically on or about Oct. 27, 2004 as Exhibit (h)(7) to Registrant's Post-Effective Amendment 52 to Registration Statement No. 2-73115 is incorporated by reference.

(h)(8) Form of the Fee Waiver Agreement between American Express Financial Corporation and AXP Variable Portfolio - Mid Cap Value Fund, a series of AXP Variable Portfolio - Investment Series, Inc., to be filed by amendment.

(h)(9) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(10) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference

(m)(2) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXP(SM) Variable Portfolio - Capital Resource Fund, AXP(SM) Variable Portfolio - International Fund, AXP(SM) Variable Portfolio - New Dimensions Fund and AXP(SM) Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(3) Plan and Agreement of Distribution dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 45, filed on or about
         May 16, 2001, is incorporated by reference.

(m)(5) Plan and Agreement of Distribution dated September 10, 2003, between Registrant, on behalf of AXP Variable Portfolio - Large Cap Value Fund, and IDS Life Insurance Company filed electronically as Exhibit (m)(6) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(m)(6) Plan and Agreement of Distribution between Registrant, on behalf of AXP Variable Portfolio - Mid Cap Value Fund, and IDS Life Insurance Company dated Jan. 12, 2005 filed electronically on or about April 25, 2005 as Exhibit (m)(6) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-73115 is incorporated by reference.

(m)(7) Amendment to Plan and Agreement of Distribution, dated April 14, 2005, between the Registrant and IDS Life Insurance Company, will be filed by amendment.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3)   Code  of  Ethics  for  AXP   Variable   Portfolio  -   Threadneedle
         International Fund and AXP Variable Portfolio - Threadneedle Emerging Markets Fund and Subadviser, Threadneedle International Ltd., dated Oct. 2004, adopted under Rule 17j-1 filed electronically on or about Dec. 21, 2004 as Exhibit (p)(3) to AXP International Series, Inc. Post-Effective Amendment No. 41 to Registration Statement No. 2-92309 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Nov. 11, 2004, filed electronically on or about Feb. 11, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment
         No. 53 to Registration Statement No. 2-73115 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002 filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 48 is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.          Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  President and Director
                                Insurance Company

                                American Enterprise                                       President
                                REO 1, LLC

                                Ameriprise Financial                                      Vice President - General Manager
                                Services, Inc.                                            Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 Ameriprise              Director and President
                                Insurance Company            Financial Center
                                                             Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice
                                                                                          President - Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President -
                                of New York                  Albany, NY  12205            Annuities

Neysa M. Alecu                  Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise REO 1 LLC                             Money Laundering
                                                                                          Prevention Officer

                                RiverSource Investments, LLC                              Money Laundering
                                                                                          Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                RiverSource Service Corporation                           Money Laundering
                                                                                          Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Financial Services, Inc.                       Money Laundering
                                                                                          Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                Ameriprise Auto & Home Insurance                          Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

Ward D. Armstrong               Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Retirement Services and RiverSource
Retirement Services                                                                       Investments
and RiverSource Investments
                                RiverSource                                               Director and Senior Vice President
                                Investments, LLC

                                Ameriprise Trust                                          Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                American Express Asset                                    Director
                                Management International Inc.

John M. Baker                   Ameriprise Financial                                      Vice President - Chief Client
Vice President - Plan Sponsor   Services Inc.                                             Service Officer
Services
                                RiverSource                                               Vice President
                                Investments, LLC

                                Ameriprise Trust                                          Director and Senior Vice President
                                Company

Dudley Barksdale                Ameriprise Financial                                      Vice President - Service
Vice President - Service        Services Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                Ameriprise Financial                                      Vice President - Insurance
                                Services Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman                American Enterprise Life                                  Director
Senior Vice President and       Insurance Company
Treasurer
                                Ameriprise Financial                                      Senior Vice President
                                Services Inc.                                             and Treasurer

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance                                        Director
                                Company

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Executive Vice
President and                   Advisory Capital Strategies                               Treasurer
Chief Financial Officer         Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                RiverSource Investments, LLC                              Treasurer


                                American Express Asset Management                         Treasurer
                                International, Inc.

                                Ameriprise Certificate Company                            Treasurer

                                RiverSource Service Corporation                           Treasurer


                                American Express Corporation                              Treasurer

                                Ameriprise Financial                                      Director
                                Services Inc.

                                American Express                                          Vice President and Treasurer
                                Financial Advisors Services Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Kentucky, Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Maryland, Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

Leslie H. Bodell                Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

Randy L. Boser                  Ameriprise Financial                                      Vice President - Mutual Fund
Vice President -                Services Inc.                                             Business Development
Business Development
                                IDS Life Insurance Company                                Assistant Vice President

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        Ameriprise Financial                                      Vice President and General
                                Services Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Kentucky Inc.

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Maryland Inc.

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                Ameriprise Financial                                      Vice President - RL HR/US Retail
Vice President - Retail         Services Inc.
Distribution Services

James M. Cracchiolo             Ameriprise Financial                                      Director, Chairman of the Board,
Director, Chairman of           Services Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Director and Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  Ameriprise Financial                                      Vice President and
Vice President and Assistant    Services Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 Ameriprise Financial                                      Vice President - Employee
Vice President - Employee       Services Inc.                                             Communications
Communications

Paul James Dolan                Ameriprise Financial                                      Vice President - CAO Product Sales
Vice President -                Services Inc.
CAO Product Sales

William V. Elliott              Ameriprise Financial                                      Vice President - Financial
Vice President - Financial      Services Inc.                                             Planning and Advice
Planning and Advice


Benjamin R. Field               Ameriprise Financial                                      Vice President - Finance Education &
Vice President - Finance        Services Inc.                                             Planning Services
Education & Planning
Services

Gordon M. Fines                 RiverSource Investments, LLC                              Vice President - Senior Portfolio
Vice President - Financial                                                                Manager
Education &
Planning
Services                        Ameriprise Financial                                      Vice President - Senior
                                Services Inc.                                             Portfolio Manager I

Giunero Floro                   Ameriprise Financial Services Inc.                        Vice President - Creative
Services
Vice President - Creative
Services

Terrence J. Flynn               Ameriprise Financial Services Inc.                        Vice President - Brokerage
Vice President - Brokerage                                                                Clearing Operations
Clearing
Operations
                                American Enterprise                                       President and Chief Executive Officer
                                Investment Services Inc.

                                RiverSource                                               Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  Ameriprise Financial                                      Vice President - Investment
Accounting
Vice President -                Services Inc.
Investment
Accounting

Laura C. Gagnon                 Ameriprise Financial Services Inc.                        Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                 Advisory Capital Strategies                               Director, President, Chief Operating
Vice President - Investment     Group Inc.                                                Officer and Chief Compliance Officer
Administration
                                Advisory Capital Partners LLC                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Convertible
                                Arbitrage LLC                                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer

                                Advisory Select LLC                                       Vice President and Chief
                                                                                          Compliance Officer

                                Ameriprise Financial                                      Vice President - CAO - AEFA
                                Services Inc.                                             Investment Management

                                RiverSource Investments, LLC                              Senior Vice President, Chief
                                                                                          Operating Officer and Assistant
                                                                                          Treasurer

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Boston Equity General                                     President, Chief Operating Officer,
                                Partner LLC                                               Chief Compliance Officer

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                    RiverSource                                               Director
Vice President - New            Service Corporation
Business and Service
                                Ameriprise Financial                                      Vice President - New
                                Services Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              Ameriprise Financial                                      Senior Vice
Senior Vice President -         Services Inc.                                             President - Field
Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 Ameriprise               Vice President -  Investments
                                Insurance Company            Financial Center
                                                             Minneapolis, MN  55474

                                American Enterprise          829 Ameriprise             Vice President
                                REO 1, LLC                   Financial Center
                                                             Minneapolis, MN  55474

                                Ameriprise                                                Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                Ameriprise Financial                                      Vice President - Fixed Income
                                Services Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 Ameriprise              Vice President - Investments
                                Insurance Company            Financial Center
                                                             Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 Ameriprise Financial                                      Vice President - Incentive
Vice President - Incentive      Services Inc.                                             Management
Management

Brian M. Heath                  Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Advisor Group
Advisor Group


Nancy R. Hughes                 American Centurion Life                                   Assistant Vice President
Assistant Vice President        Assurance Company

                                American Enterprise Life                                  Assistant Vice President
                                Insurance Company

                                American Enterprise REO 1 LLC                             Assistant Vice President

                                Ameriprise Certificate                                    Assistant Vice President
                                Company

                                American Partners Life                                    Assistant Vice President
                                Insurance Company

                                IDS Life Insurance Company                                Assistant Vice President

                                IDS Life Insurance Company                                Assistant Vice President
                                of New York

                                IDS REO 1 LLC                                             Assistant Vice President

                                IDS REO 2 LLC                                             Assistant Vice President

Debra A. Hutchinson             Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

Andrew A. Jackson               Ameriprise Financial                                      General Auditor
General Auditor                 Services Inc.

James M. Jensen                 Ameriprise Financial                                      Vice President - Compensation
Vice President - Advice and     Services Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Paul R. Johnston                American Centurion Life                                   Secretary
Secretary                       Assurance Company

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Secretary
                                Insurance Company

                                American Enterprise REO 1, LLC                            Secretary

                                RiverSource                                               Secretary
                                Investments, LLC

                                American Express Asset Management                         Secretary
                                International, Inc.

                                RiverSource                                               Secretary
                                Service Corporation

                                American Express Corporation                              Secretary

                                Ameriprise Financial                                      Secretary
                                Services Inc.

                                American Express                                          Secretary
                                Financial Advisors Japan Inc.

                                Ameriprise Financial                                      Secretary
                                Inc.

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                Ameriprise Auto & Home                                    Vice President, General Counsel
                                Insurance                                                 and Secretary

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Kentucky, Inc.

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Maryland, Inc.

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Pennsylvania, Inc.

                                Ameriprise Trust Company                                  Secretary

                                American Partners Life                                    Assistant General Counsel
                                Insurance Company                                         and Secretary

                                AMEX Assurance Company                                    Director, General Counsel and
                                                                                          Secretary

                                IDS Cable Corporation                                     Vice President and Secretary

                                IDS Cable II Corporation                                  Vice President and Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                                                                          and Secretary

                                IDS Life Insurance Company                                Secretary
                                of New York

                                IDS Management Corporation                                Vice President and Secretary

                                IDS Partnership Services                                  Vice President and Secretary
                                Corporation

                                IDS Property Casualty                                     Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Realty Corporation                                    Vice President and Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corp.

Nancy E. Jones                  Ameriprise Financial                                      Vice President - Advisor
Vice President - Advisor        Services Inc.                                             Marketing
Marketing

William A. Jones                Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

John C. Junek                   Ameriprise Financial                                      Senior Vice President and
Senior Vice President           Services Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    Ameriprise Financial                                      Vice President - Retail
Vice President - Retail         Services Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                RiverSource                                               Director and Senior Vice President -
                                                                                          Fixed Income
                                Investments, LLC

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                Ameriprise                                                Vice President-Investments
                                Certificate Company

                                Ameriprise Financial                                      Senior Vice President-Fixed Income
                                Services Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                Kenwood Capital Management LLC                            Manager

Claire Kolmodin                 Ameriprise Financial                                      Vice President - Strategic
Vice President - Strategic      Services Inc.                                             Initiatives
Initiatives

Lori J. Larson                  Ameriprise Financial                                      Vice President - Advisor
Vice President - Advisor        Services Inc.                                             Field Force Growth &
Field Force Growth &                                                                      Retention
Retention

Daniel E. Laufenberg            Ameriprise Financial                                      Vice President - Chief U.S. Economist
Vice President and Chief        Services Inc.
U.S. Economist

Jane W. Lee                     Ameriprise Financial                                      Vice President and General
Vice President and General      Services Inc.                                             Manager Platinum
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              Ameriprise Financial                                      Vice President - Marketing & Product
Vice President -                Services Inc.                                             Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               Ameriprise Financial                                      Chief Financial Officer and Vice
Vice President - Comp           Services Inc.                                             President - Comp and Licensing
Services
and Licensing Services
                                RiverSource                                               Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Timothy J. Masek                Ameriprise Financial                                      Vice President - Fixed Income Research
Vice President - Fixed          Services Inc.
Income Research

Mark T. McGannon                Ameriprise Financial                                      Vice President and
Vice President and              Services Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                Ameriprise Financial                                      Vice President and Lead Financial
Vice President -                Services Inc.                                             Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                RiverSource                                               Vice President and Chief Financial
                                Investments, LLC                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management International Inc.                             Officer

                                Ameriprise                                                Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Ameriprise Trust Company                                  Director

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               Ameriprise Financial                                      Vice President -
Vice President -                Services Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  Ameriprise Financial                                      Vice President - Business
Vice President - Business       Services Inc.                                             Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  Ameriprise Financial                                      Senior Vice President and General
Senior Vice President           Services Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          Ameriprise  Certificate                                   Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Ameriprise Trust Company                                  Director


                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

                                RiverSource Service Corporation                           Senior Vice President

Holly Morris                    Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Technologies
Technologies

Rebecca A. Nash                 Ameriprise Financial                                      Vice President -
Vice President -                Services Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

B. Roger Natarajan              American Enterprise Life                                  Director, Vice President
Vice President - Finance        Insurance Company                                         and Chief Actuary

                                American Centurion Life                                   Vice President and Chief Actuary
                                Assurance Company

                                Ameriprise Financial                                      Vice President - Finance
                                Services Inc.

                                American Partners Life                                    Director, Vice President and
                                Insurance Company                                         Chief Actuary

                                IDS Life Insurance Company                                Director, Vice President
                                                                                          and Chief Actuary

                                IDS Life Insurance Company                                Vice President and Chief Actuary
                                of New York

Francois B. Odouard             Ameriprise Financial                                      Vice President - Brokerage
Vice President -                Services Inc.
Brokerage

Michael J. O'Keefe              Ameriprise Financial                                      Vice President - Advisory
Vice President - Advisory       Services Inc.                                             Business Systems
Business Systems

Benji Orr                       Advisory Capital Partners LLC                             Deputy Money Laundering
Deputy Money                                                                              Prevention Officer
Laundering
Prevention Officer              Advisory Capital Strategies Group                         Deputy Money Laundering
                                Inc.                                                      Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Deputy Money Laundering
                                                                                          Prevention Officer

                                Advisory Select LLC                                       Deputy Money Laundering
                                                                                          Prevention Officer

                                American Enterprise Investment                            Deputy Money Laundering
                                Services Inc                                              Prevention Officer

                                American Enterprise REO 1 LLC                             Deputy Money Laundering
                                                                                          Prevention Officer

                                American Express Asset Management                         Deputy Money Laundering
                                International Inc.                                        Prevention Officer

                                American Express Corporation                              Deputy Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Deputy Money Laundering
                                Corporation                                               Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Arizona Inc.                                           Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Idaho Inc.                                             Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Maryland Inc.                                          Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Massachusetts Inc.                                     Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Nevada Inc.                                            Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of New Mexico Inc.                                        Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Oklahoma Inc.                                          Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Texas Inc.                                             Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Wyoming Inc.                                           Prevention Officer

                                American Express Trust Company                            Deputy Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Auto & Home Insurance                          Deputy Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Financial Services,                            Deputy Money Laundering
                                Inc.                                                      Prevention Officer

                                Boston Equity General Partner LLC                         Deputy Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Deputy Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Deputy Money Laundering
                                                                                          Prevention Officer

                                RiverSource Investments, LLC                              Deputy Money Laundering
                                                                                          Prevention Officer

                                RiverSource Service Corporation                           Deputy Money Laundering
                                                                                          Prevention Officer

Paul Pearson
Vice President - SPS
and External Products

Samuel Perruchoud               RiverSource Investments, LLC                              Senior Portfolio Manager
Senior Portfolio Manager
                                American Express Asset Management                         Vice President
                                International Inc.

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                Ameriprise Certificate                                    Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Mark A. Riordan                 Ameriprise Financial                                      Vice President - Finance
Vice President - Finance        Services Inc.                                             Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               Ameriprise Financial                                      Senior Vice President - GFS
Senior Vice President -         Services Inc.
GFS

Andrew C. Schell                Ameriprise Financial                                      Vice President - Strategy
Vice President - Strategy       Services Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Senior Vice President -         Insurance Company                                         Chief Executive Officer
Insurance and Annuities
                                Ameriprise Financial                                      Senior Vice President - Insurance
                                Services Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   Ameriprise Financial                                      Vice President - Client Acquisition
Vice President -                Services Inc.                                             Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            Ameriprise Financial                                      Vice President - Plan Sponsor
Vice President - Plan           Services Inc.                                             Services
Sponsor Services
                                Ameriprise Trust                                          Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President

Bridget M. Sperl                RiverSource                                               Director, Chairman of the Board;
Senior Vice President -         Service Corporation                                       President and Chief Executive
Officer
Client Service
Organization                    Ameriprise Financial                                      Senior Vice President -
                                Services Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 Ameriprise Financial                                      Vice President - Marketing
Vice President - Marketing      Services Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President and              Assurance Company
Controller
                                American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                Ameriprise                                                Vice President, Controller and
                                Certificate Company                                       Chief Accounting Officer

                                Ameriprise Financial                                      Vice President and Controller
                                Services Inc.

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Human Resources
Human Resources

Jeffrey J. Stremcha             Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  Ameriprise Financial                                      Vice President, Lead Financial
                                Services Inc.                                             Officer - Banking, Brokerage
                                                                                          and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

Joseph E. Sweeney               Ameriprise Financial Services Inc.                        Senior Vice President -
Senior Vice President -                                                                   U.S. Brokerage and Membership
U.S. Brokerage and Membership                                                             Banking
Banking
                               American Express Investment                               Director
                               Investment Services Inc.

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                RiverSource                                               Director, President and Chairman of
                                Investments, LLC                                          the Board, Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                Ameriprise Financial                                      Senior Vice President and
                                Services Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Threadneedle Asset Management                             Director
                                Holdings

George F. Tsafaridis            Ameriprise Financial                                      Vice President - Quality & Service
Vice President -                Services Inc.                                             Support
Quality & Service Support

Ramanathan Venkataramana        Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

Peter S. Velardi                Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Field Management
Field Management

Andrew O. Washburn              Ameriprise Financial                                      Vice President - Mutual Fund
Marketing
Vice President -                Services Inc.
Marketing

Beth E. Weimer                  Ameriprise Financial                                      Vice President and Chief
Vice President and              Services Inc.                                             Compliance Officer -
Chief Compliance Officer                                                                  Asset Management and
                                                                                          Insurance

                                RiverSource                                               Chief Compliance Officer
                                Service Corporation

Jeffery A. Williams             Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             Ameriprise Financial                                      Senior Vice President - Field Management
Senior Vice President -         Services Inc.
Field
Management

Dianne L. Wilson                Ameriprise Financial                                      Vice President - Insurance
Operations
Vice President -                Services Inc.
Insurance
Operations
                                Amex Assurance Company                                    Director and Senior Vice
President

                                Ameriprise Auto & Home                                    Vice President
                                Insurance
                                of Kentucky Inc.

                                Ameriprise Auto & Home                                    Vice President
                                Insurance
                                of Maryland Inc.

                                Ameriprise Auto & Home                                     Vice President
                                Insurance
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice
President

Michael D. Wolf                 Ameriprise Financial                                      Vice President and Equity
Vice President and Senior       Services Inc.                                             Senior Portfolio Manager
Portfolio
Manager

Michael R. Woodward             Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

John Woener                     Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Strategic Planning and
Strategic Planning and                                                                    Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of August, 2005.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of August, 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated Nov. 11, 2004, filed electronically on or about Feb. 11, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 2-73115, by:



/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 55
                     TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.

Part A.

         The prospectus for:

         AXP(R) Variable Portfolio - Equity Select Fund.
         AXP(R) Variable Portfolio - Growth Fund.
         AXP(R) Variable Portfolio - Large Cap Equity Fund.
         AXP(R) Variable Portfolio - Large Cap Value Fund.
         AXP(R) Variable Portfolio - Mid Cap Value Fund.
         AXP(R) Variable Portfolio - New Dimensions Fund.
         AXP(R) Variable Portfolio - S&P 500 Index Fund.
         AXP(R) Variable Portfolio - Small Cap Advantage Fund.
         AXP(R) Variable Portfolio - Strategy Aggressive Fund.
         AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund. AXP(R) Variable Portfolio - Threadneedle International Fund.

Part B.

         Statement of Additional Information for:

         AXP(R) Variable Portfolio - Equity Select Fund.
         AXP(R) Variable Portfolio - Growth Fund.
         AXP(R) Variable Portfolio - Large Cap Equity Fund.
         AXP(R) Variable Portfolio - Large Cap Value Fund.
         AXP(R) Variable Portfolio - Mid Cap Value Fund.
         AXP(R) Variable Portfolio - New Dimensions Fund.
         AXP(R) Variable Portfolio - S&P 500 Index Fund.
         AXP(R) Variable Portfolio - Small Cap Advantage Fund.
         AXP(R) Variable Portfolio - Strategy Aggressive Fund.
         AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund. AXP(R) Variable Portfolio - Threadneedle International Fund.

Part C.

         Other information.

The signatures.